File Nos.   333-06709
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 24                               (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No. 133                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                           55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763)765-2913


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date)  pursuant to paragraph (b) of Rule 485
     __X__  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule 485
     _____  on  (date)  pursuant  to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts

                               PART A - PROSPECTUS






                  THE VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



This prospectus describes a variable deferred annuity contract (the "Contract") issued by Allianz Life Insurance Company of North America (Allianz Life, we, or us).

For your convenience we have provided a glossary (see the Table of Contents) that defines key, capitalized terms that are used in this prospectus.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices include the variable Investment Options listed below and any available Fixed Account Investment Choices. However, the Contract currently does not offer any Fixed Account Investment Choices. One or more of the Investment Choices may not be available in your state. You can select up to ten Investment Options. We may add, substitute or remove Investment Choices in the future.

AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DReyFus
Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund*
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund*
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

Jennison
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Contract.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 37 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.

The Contracts involve certain risks, and you may lose money.  The Contracts:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of   principal


This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2003

TABLE OF CONTENTS

Index of Terms                                            4


Summary                                                   5

Fee Table                                                 7

1.   The Variable Annuity Contract 14 Ownership 18
        Contract Owner                                   14
        Joint Owner                                      14
        Annuitant                                        14
        Beneficiary                                      14
        Assignment                                       15

2. Annuity Payments
   (The Payout Phase)                                    15
     Income Date                                         19
     Annuity Payments                                    19
     Annuity Options                                     19
     Guaranteed Minimum Income Benefits (GMIBs)
-        Annuity Income Protection
       Traditional Guaranteed Minimum Income
     Benefit (Traditional GMIB) - New Contracts Only Guaranteed Minimum Income Benefit Option 1 (GMIB Option 1) - Old Contracts Only Guaranteed Minimum Income Benefit Option 2 (GMIB Option 2) - Old Contracts Only



3. Purchase                                              17
    Purchase Payments                                    17
    Automatic Investment Plan                            18
    Allocation of Purchase Payments                      18
    Tax-Free Section 1035 Exchanges                      18
    Faxed Applications                                   18
    Free Look                                            18
    Accumulation Units                                   19

4.  Investment Options 19 Substitution and Limitation on
      Further Investments                                24
    Transfers                                            25
    Dollar Cost Averaging Program                        26
    Financial Advisers - Asset
      Allocation Programs                                31
    Flexible Rebalancing                                 26
    Voting Privileges                                    26
    Substitution                                         27

5.  Fixed Account 31

6.  Expenses 27 Separate Account Expenses 27
      Mortality and Expense Risk Charge                  27
      Administrative Charge                              27
    Contract Maintenance Charge                          27
    Contingent Deferred Sales Charge                     28
    Partial Withdrawal Privilege                         28
    Waiver of Contingent Deferred
        Sales Charge Benefits                            28
    Reduction or Elimination of the
        Contingent Deferred Sales Charge                 28
    Transfer Fee                                         29
    Premium Taxes                                        29
    Income Taxes                                         29
    Investment Option Expenses                           29

7. Taxes                                                 29
    Annuity Contracts in General                         29
    Qualified and Non-Qualified Contracts                29
    Multiple Contracts                                   30
    Withdrawals - Non-Qualified Contracts                30
    Withdrawals - Qualified Contracts                    30
    Withdrawals - Tax-Sheltered Annuities                31
    Death Benefits                                       31
    Diversification                                      31

8. Access to Your Money                                  31
    Systematic Withdrawal Program                        32
    Minimum Distribution Program                         32
    Suspension of Payments or Transfers                  32

9.  Performance and Illustrations 32

10. Death Benefit 33 Upon Your Death 33
                                                         40
    Traditional Guaranteed Minimum Death Benefit
       (Traditional GMDB) - New Contracts Only           40
    Enhanced Guaranteed Minimum Death Benefit
       (Enhanced GMDB) - New Contracts Only              40
    Earnings Protection Guaranteed Minimum Death
       Benefit (EP GMDB) - New Contracts Only            40
    Death Benefit Option 1 (DB Option 1)
       - Old Contracts Only                              40
    Death Benefit Option 2 (DB Option 2)
         - Old Contracts Only
    Death Benefit Examples
    Death Benefit Options                                41
    Death of Annuitant                                   35

11. Other Information                                    35
    Allianz Life                                         35
    The Separate Account                                 35
    Distribution                                         36
    Additional Credits for Certain Groups                36
    Administration                                       36
    Financial Statements                                 36

12. Glossary 43

13. Table of Contents of the
Statement of Additional Information 43

14. Privacy Notice 44

    Appendix A - Condensed Financial

    Information                                          51

SUMMARY
--------------------------------------------------------------------------------


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in Investment Choices. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Payment options that you can choose from.

This prospectus offers both "New Contracts" and "Old Contracts." The product features and expenses of New Contracts and Old Contracts differ in certain respects, as set out in this prospectus. Only one type of Contract is offered in each state.

The basic death benefit for New Contracts is the Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), which guarantees a minimum death benefit of total Purchase Payments adjusted for partial withdrawals. If all owners are 79 or younger at Contract issue, you may instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge.The Enhanced GMDB guarantees a minimum death benefit of the greater of: (a) the Annual Increase Amount prior to any owner's 81st birthday, or (b) the Maximum Anniversary Value
(MAV) on each Contract anniversary prior to any owner's 81st birthday. These amounts are adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

If you have an Old Contract that does not have an Enhanced Death Benefit Endorsement (EDB Endorsement), your death benefit will be based on your Contract value.


If you have an Old Contract with an EDB Endorsement, you can select from one of three death benefit options subject to certain age restrictions and state availability. The three death benefits are Death Benefit Option 1 (DB Option 1), Death Benefit Option 2 (DB Option 2) and the EP GMDB.


DB Option 1 guarantees a minimum death benefit of the greater of: a) the Annual Increase Amount prior to any owner's 81st birthday, or b) the Six-Year Step Up prior to any owner's 81st birthday. These amounts are adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

DB Option 2 guarantees a minimum death benefit of the greater of: a) total Purchase Payments adjusted for partial withdrawals, or b) the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday. The MAV is adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

If you have an Old Contract with an EDB Endorsement and any owner is 79 or older at Contract issue the death benefit under DB Option 1 or DB Option 2 will be based on the greater of: a) total Purchase Payments less withdrawals, or b) Contract value.

The Earnings Protection Guaranteed Minimum Death Benefit (EP GMDB) is available for an additional charge on both Old and New Contracts if all owners are 75 or younger at Contract issue. The EP GMDB may provide an additional death benefit amount based on your Contract performance or Purchase Payments.

You may purchase only one death benefit. The death benefits are described in more detail in section 10. Death Benefits.

New Contracts provide the Traditional GMIB as an optional benefit for an additional charge. Traditional GMIB Annuity Payments are based on total Purchase Payments adjusted for partial withdrawals. Old Contracts provide two Guaranteed Minimum Income Benefit (GMIB) options for an additional charge if all owners are 75 or younger at Contract issue. GMIB Option 1 is only available if you also select DB Option 1 or the EP GMDB. GMIB Option 2 is only available if you also select DB Option 2 or the EP GMDB The GMIBs guarantee a minimum level of income through Annuity Payments after the seventh Contract year. You may only purchase one GMIB.

GMIB Option 1 Annuity Payments are based on the greater of: a) the Annual Increase Amount prior to any owner's 81st birthday, or b) the Six-Year Step Up prior to any owner's 81st birthday. These amounts are adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

GMIB Option 2 Annuity Payments are based on the greater of: a) total Purchase Payments adjusted for partial withdrawals, or b) the Maximum Anniversary Value
(MAV) prior to any owner's 81st birthday. The MAV is adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The GMIBs and the Annuity Options are described in more detail in section 2. Annuity Payments (The Payout Phase).

Certain GMIB and GMDB benefits may be limited after age 81. As a result, any Contract Owner who is age 75 or older at Contract issue should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.


The guaranteed benefits listed above may not be available in all states. Once you elect one of these guaranteed benefit options you cannot change it. Check with your registered representative regarding the availability of these features in your state.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money from us using the Contract as security for the loan.

Some Contract features may not be available in all states.


ANNUITY PAYMENTS: The Income Date is the date you begin receiving Annuity Payments. You generally can elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to receive any part of your Annuity Payments as a variable payout, the dollar amount of your payments will go up or down based on the performance of the Investment Options. See section 2. Annuity Payments (The Payout Phase).

PURCHASE: You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase. In some states, additional Purchase Payments may be restricted to the first Contract year. See Section 3 - "Purchase - Allocation of Purchase Payments."

INVESTMENT CHOICES: You can put your money in the Investment Choices available under your Contract. The Contract does not currently offer any Fixed Account Investment Choices. The investment returns on the Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Choices as permitted. See section 4. Investment Options - Transfers.


EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


Each year, we deduct a $30 contract maintenance charge from your Contract. We currently waives this charge if the value of your Contract is at least $50,000.

We deduct a mortality and expense risk charge during the Accumulation Phase that varies depending upon the benefits you choose. We also deduct an administrative charge that is equal on an annual basis to 0.15% of the value of the Contract invested in an Investment Option. We deduct this charge during the Accumulation Payout Phase. The table below shows the benefit combinations available to you and their total Separate Account expenses during the Accumulation Phase. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.


Separate Account Annual Expenses:*



For New Contracts:                              Contracts without a GMIB        Contracts with a GMIB
------------------                              ------------------------        ---------------------
     Traditional GMDB                                     1.75%                       1.90%
     Enhanced GMDB                                        2.05%                       2.15%
     EP GMDB                                              2.05%                       2.20%


For Old Contracts:                              Contracts without a GMIB        Contracts with a GMIB
------------------                              ------------------------        ---------------------
     Without the  EDB Endorsement                         1.49%                       1.79%
        DB Option 1 or
        DB Option 2                                       1.49%                       1.79%
     EP GMDB                                              1.59%                       1.89%




*Some or all of the guaranteed benefits may not be available in all states.

During the Payout Phase, the total Separate Account annual expenses are equal on an annual basis to 1.40% for Old Contracts and 1.75% for New Contracts regardless of the options selected.

If you take money out of the Contract, we may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after we have had a Purchase Payment for seven complete years.

You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer.



Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment or Contract value, depending on the state or governmental entity. When applicable, we currently withhold premium tax charges when you die, when Annuity Payments begin, or when you make a complete withdrawal, whichever comes first. Allianz Life reserves the right to change this practice in the future.


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002 these expenses and fees ranged on an annual basis, from ___% to ___% of an Investment Option's average daily net assets before expense reimbursements or fee waivers.

We will pay sales  commissions to broker/dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11.  Other  Information  -
Distribution.

For more details on the expenses associated with this Contract, see section 6. Expenses.


TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. See section 7. Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Limits on withdrawals may apply to certain Qualified Contracts. See section 8. Access to Your Money.

DEATH BENEFIT: If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends on the death benefit that applies. See section 10. Death Benefit.

FREE-LOOK: You can cancel the Contract within 10 days after receiving it (or whatever period is required in your state). We will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an IRA, we will refund the Purchase Payment. See section 3. Purchase - Free Look.


PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in this prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."

INQUIRIES:

If you have any questions about your Contract or need more information, please contact us at:
USAllianz Service Center 300 Berwyn Park
P.O. Box 3031 Berwyn, PA
19312-0031
1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. Taxes, including premium tax charges also may apply, although they do not appear in the table.

CONTRACT OWNER TRANSACTION FEES


Contingent Deferred Sales Charge(1, 2)
(as a percentage of each Purchase Payment withdrawn)
                             Complete Years Since
                               Purchase Payment   Charge
-----------------------------------------------------------------------------
                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%

Transfer                                            Fee The first 12 transfers
                                                    in a Contract year are free.
                                                    Thereafter, the fee is
                                                    lesser of $25 or 2% of the
                                                    amount transferred.
                                                    Transfers from the Fixed
                                                    Account Investment Choices
                                                    may be subject to a Market
                                                    Value Adjustment (MVA) which
                                                    may increase or decrease the
                                                    amount transferred. Dollar
                                                    Cost Averaging transfers and
                                                    Flexible Rebalancing
                                                    transfers are not counted
                                                    against the free transfers
                                                    we allow.


Contract Maintenance Charge(3)                      $30 per Contract per year






Separate Account Annual Expenses(4)
(as a percentage of average account value)

                              Contracts without a GMIB         Contracts with a GMIB
                               M&E      Admin.               M&E      Admin.
For New Contracts:           Charge     Charge     Total    Charge    Charge     Total
------------------           ------     ------     -----    ------    ------     -----
     Traditional GMDB         1.60%      0.15%     1.75%    1.75%      0.15%     1.90%
     Enhanced GMDB            1.90%      0.15%     2.05%    2.00%      0.15%     2.15%
     EP GMDB                  1.90%      0.15%     2.05%    2.05%      0.15%     2.20%


                              Contracts without a GMIB         Contracts with a GMIB
                               M&E      Admin.               M&E      Admin.
For Old Contracts:           Charge     Charge     Total    Charge    Charge     Total
------------------           ------     ------     -----    ------    ------     -----
     With the EDB             1.34%      0.15%     1.49%    1.64%      0.15%     1.79%
     Endorsement

     DB Option 1 or
     DB Option 2              1.34%      0.15%     1.49%    1.64%      0.15%     1.79%
     EP GMDB                  1.44%      0.15%     1.59%    1.74%      0.15%     1.89%


During the Payout Phase, the total Separate Account annual expenses are equal on an annual basis to 1.40% for Old Contracts and 1.75% for New Contracts regardless of the options selected.



(1) If you selected a Fixed Account Investment Choice, a Market Value Adjustment may apply to certain transactions. This MVA may increase or decrease your Contract value and/or the amount of your withdrawal or transfer.

(2) After the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of your Contract value each year and we will not assess a contingent deferred sales charge. This partial withdrawal privilege is non-cumulative, which means that if you do not use your 15% free privilege in a given year, it does not carry over to the next year. See section 8. Access to Your Money for additional options.

(3) During the Accumulation Phase, the charge is waived if the your Contract value is at least $50,000. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived on all Contracts (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the your Contract value on the Income Date is at least $50,000 (except in New Jersey).

INVESTMENT OPTION ANNUAL EXPENSES net of waivers/reimbursements

(as a percentage of an Investment Option's average daily net assets for the most recent fiscal year.) See the Investment Option prospectuses for more information.*



                                                  Management           12b-1               Other        Total Investment
Investment Option                                    Fees              Fees**            Expenses        Option Expenses
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
------------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                               .75%             --                 .12%                .87%
Dreyfus Small Cap Stock Index Fund - Service Shares1   .35%            .25%                 --                 .60%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service Shares              .25%            .25%                .07%                .57%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class 14.52%           --                 .03%                .55%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 14  .48%             --                 .03%                .51%
Franklin High Income Fund - Class 14                   .57%             --                 .05%                .62%
Franklin Income Securities Fund - Class 14             .49%             --                 .04%                .53%
Franklin Large Cap Growth Securities Fund - Class14    .75%             --                 .03%                .78%
Franklin Real Estate Fund - Class 14                   .56%             --                 .03%                .59%
Franklin Rising Dividends Securities Fund - Class 14/5 .74%             --                 .02%                .76%
Franklin Small Cap Fund - Class 15                     .45%             --                 .31%                .76%
Franklin Small Cap Value Securities Fund - Class 15    .57%             --                 .20%                .77%
Franklin U.S. Government Fund - Class 14               .51%             --                 .02%                .53%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 1             .80%             --                 .22%               1.02%
Mutual Shares Securities Fund - Class 1                .60%             --                 .19%                .79%
Templeton Developing Markets Securities Fund - Class 11.25%             --                 .32%               1.57%
Templeton Foreign Securities Fund - Class 15           .68%             --                 .22%                .90%
Templeton Growth Securities Fund - Class 14            .80%             --                 .05%                .85%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 21               75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio - Class 26.90%          .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and  Income Portfolio - Admin. Class 7    .40%                   --                .27%        .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%              .10%                 1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%



*The fee and expense information regarding the Investment Options was provided by the investment advisers, and we have not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.


**The 12b-1 fees cover certain  distribution  and shareholder  support  services
provided  by  the  companies  selling  Contracts.   Our  principal  underwriter,
USAllianz Investor Services, LLC will receive 12b-1 fees.

1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.

2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. The Investment Option administration fee is paid indirectly through the management fee.

5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 0.77%, 0.84%, 0.80% and 0.91%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without reimbursement reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the StocksPLUS Growth and Income Portfolio.

8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.

EXAMPLES
--------------------------------------------------------------------------------



The expenses for your Contract may be different than those shown in the charts below depending upon which benefits, or combination of benefits apply.


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less that those shown.

o    These   examples   assume  that  the  applicable  fee  waiver  and  expense
     reimbursements provided by some of the Investment Options will continue for the periods shown.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o    Premium taxes are not reflected in the tables. Premium taxes may apply.


o        For additional information, see section 6. Expenses.

These charts show the highest and lowest expenses for New Contracts. High and low expenses, respectively, for Old Contracts if shown, would be lower.



You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you make a full withdrawal from your New Contract at the end of each time period with the:

a) EP GMDB and the Traditional GMIB (with the highest Separate Account annual charges of 2.20%).



Traditional GMDB with no GMIB (with the lowest Separate Account annual charges of 1.75%)


THE TABLE BELOW WILL BE UPDATED UPON AMENDMENT.

                                                 1 Year           3 Years       5 Years      10 Years
---------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          a)   88          a)   140      a)   183     a)   307
                                                 b)   92          b)   151      b)   202     b)   346
---------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            a)   88          a)   141      a)   186     a)   312
                                                 b)   92          b)   152      b)   204     b)   350
---------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               a)   89          a)   143      a)   188     a)   317
                                                 b)   93          b)   154      b)   207     b)   355
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            a)   89          a)   143      a)   188     a)   317
                                                 b)   93          b)   154      b)   207     b)   355
---------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     a)   86          a)   135      a)   176     a)   293
                                                 b)   90          b)   147      b)   195     b)   331
---------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         a)   85          a)   132      a)   170     a)   280
                                                 b)   89          b)   143      b)   189     b)   319
---------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               a)   82          a)   124      a)   157     a)   252
                                                 b)   86          b)   135      b)   176     b)   293
---------------------------------------------------------------------------------------------------------
Dreyfus Stock index Fund                         a)   82          a)   123      a)   155     a)   249
                                                 b)   86          b)   135      b)   175     b)   290
---------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   a)   82          a)   123      a)   154     a)   247
                                                 b)   86          b)   134      b)   174     b)   288
---------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       a)   81          a)   121      a)   152     a)   243
                                                 b)   85          b)   133      b)   172     b)   284
---------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        a)   82          a)   125      a)   158     a)   254
                                                 b)   86          b)   136      b)   177     b)   295
---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  a)   82          a)   122      a)   153     a)   245
                                                 b)   86          b)   134      b)   173     b)   286
---------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        a)   84          a)   129      a)   165     a)   271
                                                 b)   88          b)   141      b)   185     b)   310
---------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        a)   82          a)   124      a)   156     a)   251
                                                 b)   86          b)   135      b)   176     b)   292
---------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        a)   84          a)   129      a)   164     a)   268
                                                 b)   88          b)   140      b)   184     b)   308
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          a)   84          a)   129      a)   164     a)   268
                                                 b)   88          b)   140      b)   184     b)   308
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         a)   84          a)   129      a)   165     a)   270
                                                 b)   88          b)   140      b)   184     b)   309
---------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    a)   82          a)   122      a)   153     a)   245
                                                 b)   86          b)   134      b)   173     b)   286
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   a)   83          a)   126      a)   161     a)   260
                                                 b)   87          b)   138      b)   180     b)   300
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   a)   83          a)   126      a)   161     a)   260
                                                 b)   87          b)   138      b)   180     b)   300
---------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 a)   86          a)   136      a)   177     a)   295
                                                 b)   90          b)   147      b)   196     b)   333
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    a)   84          a)   130      a)   166     a)   272
                                                 b)   88          b)   141      b)   185     b)   311
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     a)   92          a)   152      a)   203     a)   347
                                                 b)   96          b)   163      b)   221     b)   384
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                a)   85          a)   133      a)   171     a)   283
                                                 b)   89          b)   144      b)   190     b)   322
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 a)   85          a)   131      a)   169     a)   278
                                                 b)   89          b)   143      b)   188     b)   317
---------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            a)   89          a)   143      a)   188     a)   317
                                                 b)   93          b)   154      b)   207     b)   355
---------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   a)   90          a)   145      a)   192     a)   325
                                                 b)   93          b)   156      b)   210     b)   362
---------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       a)   93          a)   153      a)   206     a)   354
                                                 b)   97          b)   165      b)   225     b)   390
---------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   a)   90          a)   147      a)   196     a)   332
                                                 b)   94          b)   158      b)   214     b)   369
---------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            a)   83          a)   127      a)   162     a)   262
                                                 b)   87          b)   138      b)   181     b)   302
---------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  a)   84          a)   130      a)   166     a)   272
                                                 b)   88          b)   141      b)   185     b)   311
---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  a)   84          a)   128      a)   163     a)   265
                                                 b)   88          b)   139      b)   182     b)   305
---------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            a)   89          a)   143      a)   188     a)   317
                                                 b)   93          b)   154      b)   207     b)   355
---------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   a)   84          a)   128      a)   164     a)   267
                                                 b)   88          b)   140      b)   183     b)   307
---------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio a)   83          a)   126      a)   160     a)   259
                                                 b)   87          b)   137      b)   179     b)   300
---------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                 a)   83          a)   126      a)   159     a)   257
                                                 b)   87          b)   137      b)   178     b)   298
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               a)   88          a)   141      a)   185     a)   311
                                                 b)   92          b)   152      b)   204     b)   349
---------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           a)   85          a)   133      a)   171     a)   283
                                                 b)   89          b)   144      b)   190     b)   322
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           a)   89          a)   143      a)   188     a)   317
                                                 b)   93          b)   154      b)   207     b)   355
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    a)   88          a)   141      a)   186     a)   312
                                                 b)   92          b)   152      b)   204     b)   350
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           a)   87          a)   138      a)   181     a)   302
                                                 b)   91          b)   150      b)   200     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      a)   88          a)   141      a)   186     a)   312
                                                 b)   92          b)   152      b)   204     b)   350
---------------------------------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your New Contract is not withdrawn or if you apply your Contract value to an Annuity Option for Contracts with the :


(a) EP GMDB and the Traditional GMIB (with the highest total Separate Account annual charges of 2.20%).


(b) Traditional GMDB with no GMIB (with the lowest total Separate Account annual charges of 1.75%) THE TABLE BELOW WILL BE UPDATED UPON AMENDMENT.


                                                 1 Year           3 Years       5 Years      10 Years
---------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          a)   28          a)     85     a)   145     a)   307
                                                 b)   32          b)     97     b)   165     b)   346
---------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            a)   28          a)     87     a)   147     a)   312
                                                 b)   32          b)     98     b)   167     b)   350
---------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               a)   29          a)     88     a)   150     a)   317
                                                 b)   33          b)   100      b)   169     b)   355
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            a)   29          a)     88     a)   150     a)   317
                                                 b)   33          b)   100      b)   169     b)   355
---------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     a)   26          a)     81     a)   138     a)   293
                                                 b)   30          b)     92     b)   157     b)   331
---------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         a)   25          a)     77     a)   131     a)   280
                                                 b)   29          b)     89     b)   151     b)   319
---------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               a)   22          a)     68     a)   117     a)   252
                                                 b)   26          b)     81     b)   138     b)   293
---------------------------------------------------------------------------------------------------------
Dreyfus Stock index Fund                         a)   22          a)     68     a)   116     a)   249
                                                 b)   26          b)     80     b)   136     b)   290
---------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   a)   22          a)     67     a)   115     a)   247
                                                 b)   26          b)     79     b)   135     b)   288
---------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       a)   21          a)     66     a)   113     a)   243
                                                 b)   25          b)     78     b)   133     b)   284
---------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        a)   22          a)     69     a)   118     a)   254
                                                 b)   26          b)     81     b)   139     b)   295
---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  a)   22          a)     66     a)   114     a)   245
                                                 b)   26          b)     78     b)   134     b)   286
---------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        a)   24          a)     74     a)   127     a)   271
                                                 b)   28          b)     86     b)   146     b)   310
---------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        a)   22          a)     68     a)   117     a)   251
                                                 b)   26          b)     80     b)   137     b)   292
---------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        a)   24          a)     73     a)   125     a)   268
                                                 b)   28          b)     85     b)   146     b)   308
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          a)   24          a)     73     a)   125     a)   268
                                                 b)   28          b)     85     b)   146     b)   308
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         a)   24          a)     74     a)   126     a)   270
                                                 b)   28          b)     86     b)   146     b)   309
---------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    a)   22          a)     66     a)   114     a)   245
                                                 b)   26          b)     78     b)   134     b)   286
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   a)   23          a)     71     a)   121     a)   260
                                                 b)   27          b)     83     b)   142     b)   300
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   a)   23          a)     71     a)   121     a)   260
                                                 b)   27          b)     83     b)   142     b)   300
---------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 a)   26          a)     81     a)   139     a)   295
                                                 b)   30          b)     93     b)   158     b)   333
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    a)   24          a)     74     a)   127     a)   272
                                                 b)   28          b)     86     b)   147     b)   311
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     a)   32          a)     98     a)   166     a)   347
                                                 b)   36          b)   109      b)   185     b)   384
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                a)   25          a)     78     a)   133     a)   283
                                                 b)   29          b)     90     b)   152     b)   322
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 a)   25          a)     76     a)   130     a)   278
                                                 b)   29          b)     88     b)   150     b)   317
---------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            a)   29          a)     88     a)   150     a)   317
                                                 b)   33          b)    100     b)   169     b)   355
---------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   a)   30          a)     90     a)   154     a)   325
                                                 b)   33          b)   102      b)   173     b)   362
---------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       a)   33          a)   100      a)   169     a)   354
                                                 b)   37          b)   111      b)   188     b)   390
---------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   a)   30          a)     93     a)   158     a)   332
                                                 b)   34          b)   105      b)   177     b)   369
---------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            a)   23          a)     72     a)   122     a)   262
                                                 b)   27          b)     84     b)   143     b)   302
---------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  a)   24          a)     74     a)   127     a)   272
                                                 b)   28          b)     86     b)   147     b)   311
---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  a)   24          a)     72     a)   124     a)   265
                                                 b)   28          b)     84     b)   144     b)   305
---------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            a)   29          a)     88     a)   150     a)   317
                                                 b)   33          b)    100     b)   169     b)   355
---------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   a)   24          a)     73     a)   125     a)   267
                                                 b)   28          b)     85     b)   145     b)   307
---------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio a)   23          a)     71     a)   121     a)   259
                                                 b)   27          b)     83     b)   141     b)   300
---------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                 a)   23          a)     70     a)   120     a)   257
                                                 b)   27          b)     82     b)   140     b)   298
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               a)   28          a)     86     a)   147     a)   311
                                                 b)   32          b)     98     b)   167     b)   349
---------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           a)   25          a)     78     a)   133     a)   283
                                                 b)   29          b)     90     b)   152     b)   322
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           a)   29          a)     88     a)   150     a)   317
                                                 b)   33          b)   100      b)   169     b)   355
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    a)   28          a)     87     a)   147     a)   312
                                                 b)   32          b)     98     b)   167     b)   350
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           a)   27          a)     84     a)   143     a)   302
                                                 b)   31          b)     95     b)   162     b)   341
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      a)   28          a)     87     a)   147     a)   312
                                                 b)   32          b)     98     b)   167     b)   350
---------------------------------------------------------------------------------------------------------


See Appendix A for Accumulation Unit Values - Condensed Financial Information.

1. The variable annuity contract
--------------------------------------------------------------------------------



This prospectus describes a flexible purchase payment variable deferred annuity Contract offered by Allianz Life.


o Flexible Purchase Payment means that you may choose to make Purchase Payments at any time during the Accumulation Phase in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity Contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and/or the variable Annuity Payments vary depending on the performance of the variable Investment Options.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years after Contract issue. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


Your Investment Choices include the variable Investment Options and any available Fixed Account option. You may not invest in more than 10 Investment Options at any one time. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the variable Investment Options. The variable Investment Options are designed to offer a better return than any available Fixed Account Investment Choice. However, this is not guaranteed.


We will not make any changes to your Contract without your permission except as may be required by law.


OWNERSHIP

Contract Owner. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners for a Non-Qualified Contract at any time subject to our approval. Upon our approval, the change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.



Annuitant. The Annuitant is the individual on whose life we base Annuity Payments. You name the Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). For a Qualified Contract there may be a requirement that the Owner be the Annuitant .

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment. You can transfer ownership (assign) of the Contract at any time during your lifetime. We will not be bound by the assignment until we record the assignment. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event. You may be unable to assign a Qualified Contract.



2. annuity payments

(the payout phase)
--------------------------------------------------------------------------------



INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit (GMIB), your Income Date must be within 30 days following a Contract anniversary beginning with the seventh Contract anniversary (and certain other conditions must be met).



We ask you to choose your Income Date when you purchase the Contract. You can change it after Contract issue subject to our approval. Your Income Date must not be later than the Annuitant's 85th birthday or 10 years (5 years in Pennsylvania) from the date the Contract was issued, unless approved by us, or the maximum date permitted under state law. This limitation may not apply when the Contract is issued to a charitable remainder trust.

ANNUITY PAYMENTS



Generally, you may elect to receive your Annuity Payments under Annuity Options 1-5 as:


|X|      a variable payout,


|X|      a fixed payout,

|X|      or a combination of both.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select up to ten of the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and the mortality table in your Contract.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1. the value of your Contract adjusted for any applicable MVA (less any premium tax) on the Income Date;

2. the 5% assumed  investment  rate used in the annuity  table for the Contract;
and

3. the performance of the Investment Option(s) you selected.

The assumed investmentrate ( AIR) is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7% AIR The 7% AIR is not available in all states. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease."



You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


partial annuitization

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.


A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS


You can choose among income plans (Annuity Options). You can choose one of the following Annuity Options or any other Annuity Option you want and that we agree to. Prior to the Income Date you may change the Annuity Option with at least 30 days written notice to us, After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected the variable payouts under Annuity Option 2 with 5 years guaranteed payments. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the Annuity Payments.


OPTION 1. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


GUARANTEED MINIMUM INCOME BENEFITS (GMIB) -- ANNUITY INCOME PROTECTION

New Contracts provide the Traditional GMIB as an optional benefit for an additional mortality and expense risk charge.

Old Contracts provide two Guaranteed Minimum Income Benefit (GMIB) options for an additional mortality and expense risk charge if all owners are 75 or younger at Contract issue. GMIB Option 1 is only available if you also select DB Option 1 or the EP GMDB. GMIB Option 2 is only available if you also select DB Option 2 or the EP GMDB. You may only select one GMIB and once you select a GMIB, you cannot change it. You must hold your Contract for seven complete Contract years before you can exercise a GMIB. A GMIB that carries an additional charge may not be appropriate for you if you intend to hold your Contract for less than seven years.

These GMIBs apply to the Annuitant on a Contract owned by a non-individual. The GMIBs do not create Contract value or guarantee the performance of any Investment Option. These GMIBs may not be available in your state. Check with your registered representative regarding availability and be sure to discuss whether a GMIB is appropriate for your situation.

The annuity income protection provided by the GMIBs described below and used in determining the amount of each Annuity Payment you receive during the Payout Phase. You can use a GMIB with fixed Annuity Options 1 through 5 only. The GMIB provides guaranteed minimum Annuity Payments during the Payout Phase. The GMIB protection will apply only under the following circumstances:


1. Your Income Date must be within 30 days following a Contract anniversary beginning with the seventh Contract anniversary; and

2. Annuity Payments can only be made as a fixed payout, regardless of the Annuity Option you select.


The GMIBs guarantee that your Annuity Payments will be equal to the "guaranteed" fixed payout rates applied to the GMIB value described below. We will use "current" fixed payout rates applied to the Contract value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. If we use the Contract value and the current fixed payout rates to calculate your Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.


You can always annuitize your Contract value two years or more after the issue date* under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value.

*Some states may require a shorter period of time.




THE TRADITIONAL GUARANTEED MINIMUM INCOME BENEFIT (TRADITIONAL GMIB) - NEW CONTRACTS ONLY


The GMIB value before the date of your death is equal to:
|X|      your total Purchase Payments
|X| minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

Traditional GMIB Example:

o You purchase a New Contract with an initial Purchase Payment of $100,000. You allocate your entire Purchase Payment to the Investment Options and you make no additional Purchase Payments. On the 6th year your Contract value is $160,000 and you can make a $20,000 partial withdrawl.

o You take a partial withdrawal of $20,000 (this includes any contingent deferred sales charge) in the tenth Contract Year when the Contract value ( prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.



 Total Purchase Payments:                                            $100,000
 Minus the percentage of Contract value
   withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =            -  12,500
 Traditional GMIB value as of the seventh Contract anniversary:      $ 87,500


If the GMIB value is greater than your Contract value on the Income Date, you may receive a higher Annuity Payment by using the GMIB value. However, the guaranteed fixed payout rates available with the GMIB value may be more conservative than the current fixed payout rates that are otherwise available. Therefore, the Annuity Payment you would receive by using the GMIB value might be less than the payment you would get using the Contract Value, even if the GMIB value is greater than the Contract value. We will use whichever amount produces the greater Annuity Payment to calculate your payments.



GUARANTEED MINIMUM INCOME BENEFIT OPTION 1 (GMIB OPTION 1) - OLD CONTRACTS ONLY


The GMIB value before the date of your death is equal to the greater of A or B described below.

A.       Annual Increase Amount

The Annual Increase Amount is initially equal to your Purchase Payment.


On each business day other than a Contract anniversary, the Annual Increase Amount is equal to: |X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus any GMIB adjusted partial withdrawal (defined below) you make that day.


On every Contract anniversary prior to your 81st birthday (76th birthday in Washington), the Annual Increase Amount is equal to: |X| its value on the immediately preceding business day increased by 5%; |X| plus any additional Purchase Payments received that day, and |X| minus any GMIB adjusted partial withdrawal s(defined below) you make that day.


Beginning with the Contract anniversary that occurs on or after your 81st birthday (76th birthday in Washington), we calculate the Annual Increase Amount in the same way that we do on any business day other than a Contract anniversary.


B.       The Six-Year Step Up

The Six-Year Step Up is initially equal to your Purchase Payment.


On each business day other than a sixth year Contract anniversary, the Six-Year Step Up is equal to: |X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus any GMIB adjusted partial withdrawal (defined below) you make that day.

On every sixth year Contract anniversary (the 6th, 12th, 18th, 24th, etc.) prior to your 81st birthday (76th birthday in Washington), the Six-Year Step Up is equal to: |X| the highest Contract value that occurred on any sixth year Contract anniversary, |X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and |X| minus any GMIB adjusted partial withdrawals (defined below) you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday (76th birthday in Washington), we calculate the Six-Year Step Up in the same way that we do on any business day other than a sixth year Contract anniversary.


GUARANTEED MINIMUM INCOME BENEFIT OPTION 2 (GMIB OPTION 2) - OLD CONTRACTS ONLY


The GMIB value before the date of your death is equal to the greater of the Maximum Anniversary Value described below or: |X| your total Purchase Payments |X| minus any GMIB adjusted partial withdrawal (defined below) for each withdrawal you made.


Maximum Anniversary Value (MAV)

The MAV is initially equal to your Purchase Payment.


On each business day other than a Contract anniversary, the MAV is equal to: |X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus any GMIB adjusted partial withdrawal (defined below) you make that day.

On every Contract anniversary prior to your 81st birthday (76th birthday in Washington), the MAV is equal to: |X| the highest Contract value that occurred on any Contract anniversary, |X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and |X| minus any GMIB adjusted partial withdrawals (defined below) you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday (76th birthday in Washington), we calculate the MAV in the same way that we do on any business day other than a Contract anniversary.

A GMIB adjusted partial withdrawal   =  PW  x  GMIB
                                            CV

         PW = the partial withdrawal prior to any MVA, but including any contingent deferred sales charge.
         DB = the greater of (a) Contract value, or (b) the applicable GMIB value (Annual Increase Amount, Six-Year Step Up, total Purchase Payments or MAV).
         CV = the Contract value on the date of (but prior to) the partial withdrawal.



3. PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:


|X| For Non-Qualified Contract, the minimum initial payment we will accept is $5,000.

|X| For Qualified Contracts, the minimum initial payment we will accept is $2,000.


|X| The maximum amount we will accept without our prior approval is $1 million in all Contracts with us.




|X| You can make additional Purchase Payments of at least $250 (or as low as $100 if you selected the automatic investment plan).

We may, at our sole discretion, waive the minimum initial payment requirements. We reserve the right to decline any Purchase Payments. At Contract issue, you and the Annuitant cannot be older than 85 years old.


This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN


The automatic investment plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your Purchase Payment to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. We reserve the right to limit the number of Investment Choices that you may invest in at one time. Currently, you may invest in up to ten Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Tax-free section 1035 exchanges


You generally can exchange one annuity contract, or a life insurance policy, for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.


Faxed applications


Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our service center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application.


Accumulation Units


The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.


Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1) dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from business day to business day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day, and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------



The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options.


You should read the Investment Option prospectuses carefully. The Investment Options invest in different types of securities, and following varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Contract.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity Contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these Contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities of which
                                                                                                        no more than 15% of its
                                                                                                        total assets may be invested
                                                                                                        in securities of companies
                                                                                                        domiciled in developing
                                                                                                        countries.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of net assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of net assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large
                                                                                                        capitalization companies.
                                                                                                        For this Fund, large
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (i) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund
                                                                                                        currently invests primarily
                                                                                                        in fixed and variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in emerging market
   Management, Ltd.     Fund                                                                            investments, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% of net asets in
   Investment            Securities Fund                                          growth                investments of issuers
   Counsel, LLC                                                                                         outside the U.S., including
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 80% of net assets
   USAllianz            Developed Markets Fund                                    appreciation          in equity securities of
   Advisers, LLC/                                                                                       companies located in any
   Templeton                                                                                            developed country outside
   Investment                                                                                           the U.S., with particular
   Counsel, LLC                                                                                         areas of interest in Western
                                                                                                        Europe, Australia, Canada
                                                                                                        New Zealand, Hong Kong,
                                                                                                        Japan, Bermuda and Singapore
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer High                     X                   High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer Main                            X            High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of net assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by USAllianz                                                           consistent with       in portfolio of high
   Advisers, LLC/                                                                  stability of         quality, money market
   Prudential Investment                                                           principal            investments
   Management, Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks and other
   Advisers, LLC/Van                                                                                    equity securities the
   Kampen Investment                                                                                    adviser believes have an
   Advisory Corp.                                                                                       above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    Invests primarily
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               Invests primarily
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Invests primarily
                        Growth and Income Fund                                    long-term growth of   in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade"
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        Invests primarily
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

substitution and limitation on further investments


We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can transfer money among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee and transfers from a Fixed Account Investment Choice may be subject to a MVA. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Choice. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment adviser's or Allianz Life's judgment, an Investment Choice would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Choice, regardless of their activity.

Your Contract provides that you can make 3 transfers every Contract year without charge. However, we currently permit you to make 12 transfers every Contract year without charge.


The following applies to any transfer:


1) The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Investment Choice, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).


2) We may choose to not allow you to make transfers during the free look period.


3)   Your request for a transfer must clearly state:

|X|      which Investment Choice is involved in the transfer; and


|X|      how much the transfer is for.


4)  Transfers from a Fixed Account Investment Choice may be subject to a MVA.



5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.


6) After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.


9) Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Choices and could include, but is not limited to:


o    the requirement of a minimum time period between each transfer;


o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner; or

o limiting the dollar amount that you may transfer between the Investment Choices at any one time; or


o        not accepting transfer requests received by telephone or fax.

If we reject a transfer, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If we reject a transfer, we will send you a written notification within 5 business days.

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.


Telephone Transfers.
You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.


Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.


Excessive  Trading.
We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Choices, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Choice. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It may be available for either 6 or 12 months for both initial and additional Purchase Payments. You will receive a fixed interest rate guaranteed for the period by Allianz Life. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option that may be available is the Standard Dollar Cost Averaging Option. It requires a $1,500 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You can elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.


Your participation in the program will end when any of the following occurs:


    o the number of desired transfers has been made;

    o you do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

    o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or


    o the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

Flexible Rebalancing


Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.


FINANCIAL ADVISERS -- ASSET ALLOCATION PROGRAMS


Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Allianz Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Allianz Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.


VOTING PRIVILEGES

Allianz Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.


5.THE FIXED ACCOUNT
--------------------------------------------------------------------------------



Any amounts that you allocate to any available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

If you allocate money to a fixed interest Investment Choice, we guarantee both the principal and the interest on amounts you allocate to the Fixed Account. We will credit interest at an effective annual rate of at least 3% in the manner described in the Contract. The rate we credit is independent of the investment experience of the Fixed Account. From time to time we may, in our sole discretion, offer guaranteed interest rates higher than the 3% minimum. You assume the risk that the interest we credit to the Fixed Account as described in the Contract may not exceed the minimum guaranteed rate of 3%.

We have not registered the fixed account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the fixed account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.


We do not currently offer any Fixed Account Investment Choices. However, we may offer these choices or change the terms of the Fixed Account in the future. Please contact us for the most current terms.


6. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:


Separte Account Expenses

Each day, we make a deduction for Separate Account expenses. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The Separate Account expenses have two parts:


1) the mortality and expense risk charge, and

2) the administrative charge.

The total Separate Account expenses* are reflected in the tables below as a percentage of average annual account value.


                              Contracts without a GMIB         Contracts with a GMIB
                               M&E      Admin.               M&E      Admin.
For New Contracts:           Charge     Charge     Total    Charge    Charge     Total
------------------           ------     ------     -----    ------    ------     -----
     Traditional GMDB         1.60%      0.15%     1.75%    1.75%      0.15%     1.90%
     Enhanced GMDB            1.90%      0.15%     2.05%    2.00%      0.15%     2.15%
     EP GMDB                  1.90%      0.15%     2.05%    2.05%      0.15%     2.20%


                              Contracts without a GMIB         Contracts with a GMIB
                               M&E      Admin.               M&E      Admin.
For Old Contracts:           Charge     Charge     Total    Charge    Charge     Total
------------------           ------     ------     -----    ------    ------     -----
     Without the EDB          1.34%     0.15%     1.49%     1.64%      0.15%     1.79%
     Endorsement

        DB Option 1 or
     DB Option 2              1.34%      0.15%     1.49%    1.64%      0.15%     1.79%
     EP GMDB                  1.44%      0.15%     1.59%    1.74%      0.15%     1.89%



    * Some or all of he guaranteed benefits may not be available in all states.

During the Payout Phase the total Separate Account annual expenses are equal on an annual basis to 1.40% for Old Contracts and 1.75% for New Contracts regardless of the options selected.




Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge which varies depending upon the death and income benefits you choose. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). During the Payout Phase, the charge is equal on an annual basis to 1.60% for New Contracts and 1.25% for Old Contracts of the average daily value of the Contract invested in an Investment Option. The amount of the mortality and expense risk charge is less during the Payout Phase because we do not pay a separate death benefit (other than what is provided under your Annuity Option) if you die during the Payout Phase.


If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option. We assess this charge during both the Accumulation and the Payout phase. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Allianz Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. (In South Carolina, we will waive the contract maintenance charge that is to be deducted after the 20th Contract anniversary.) This charge is for administrative expenses (see above). This charge cannot be increased.


We will not deduct this charge during the Accumulation Phase if your Contract value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract under this prospectus, we will determine the total value of all your Contracts. If the total value of all your Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge (except in New Jersey). Currently, we also waive the charge during the Payout Phase if your Contract value on the Income Date is at least $50,000. If the Contract is owned by a non-individual (e.g., a qualified plan or trust), We will look to the Annuitant to determine if we will assess the charge.



If you make a complete withdrawal from your Contract, we will deduct the contract maintenance charge. If we deduct the contract maintenance charge during the Payout Phase, we collect it monthly out of each Annuity Payment.

Contingent Deferred Sales Charge

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:


     Complete years since        Charge as a
       Purchase Payment      percentage of each
            receipt      purchase payment withdrawn
---------------------------------------------------
              0-1                    6%
              1-2                    6%
              2-3                    6%
              3-4                    5%
              4-5                    4%
              5-6                    3%
              6-7                    2%
              7+                     0%


However, after we have had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.


In the state of Washington, the contingent deferred sales charge will be waived beginning with the later of the first Contract anniversary after you attain age 70 or the 10th Contract anniversary.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


Partial Withdrawal Privilege. In the sales literature this is referred to as the "15% Withdrawal Privilege". Each Contract year after the first Contract year, you can make multiple withdrawals up to 15% of your Contract value and we will not deduct a contingent deferred sales charge from the 15% you take out. If you make a withdrawal of more than the free amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another Contract year.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.


Waiver of Contingent Deferred Sales Charge Benefits. Under certain circumstances, after the first Contract year, we will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:
1) if you become confined to a nursing home for at least 90 days;


2) if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3)   if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your Contract value out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 15% free withdrawal amount in the same Contract year.

These benefits vary from state to state or may not be available in your state. (Check with your registered representative.)


Reduction or Elimination of the Contingent Deferred Sales Charge. We may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances that reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may choose not to deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.


TRANSFER FEE


You can currently make 12 free transfers every Contract year. If you make more than 12 transfers a year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Transfers from the Fixed Account Investment Choices may be subject to a Market Value Adjustment
(MVA) which may increase or decrease the amount transferred. The transfer fee will be deducted from the Investment Choice from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost
Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.


7. TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

Partial 1035 Exchanges


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


WITHDRAWALS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)   paid on or after the taxpayer reaches age 59 1/2 ;

2)   paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5)   paid under an immediate annuity; or

6)   which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

WITHDRAWALS --QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)   paid on or after you reach age 59 1/2 ;

2)   paid after you die;

3)   paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)   paid for certain allowable medical expenses (as defined in the Code);

7)   paid pursuant to a qualified domestic relations order;

8)   paid on account of an IRS levy upon the Qualified Contract;

9)   paid from an IRA for medical insurance (as defined in the Code);

10)  paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)   reaches age 59 1/2 ;

2)   leaves his/her job;

3)   dies;

4)   becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS


For  Contracts  which  contain  separate  charges for enhanced  death  benefits:
Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can have access to the money in your Contract:


1) by making a withdrawal (either a partial or a total withdrawal);


2) by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.


Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day we receive the withdrawal request:

|X|      less any applicable contingent deferred sales charge,

|X|      adjusted for any applicable MVA,

|X|      less any premium tax, and

|X|      less any contract maintenance charge.

See section 6. Expenses for a discussion of the charges.


Any partial withdrawal must be for at least $500. After you make a partial withdrawal, the value of your Contract must be at least $2,000. Unless you instruct us otherwise, we will make any partial withdrawal pro rata from the Investment Choices unless you have a Fixed Account Investment Choice with a MVA. If you have a Fixed Account Investment Choice with a MVA, we will make any partial withdrawal pro rata from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come pro rata from any other available Investment Choices.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits on withdrawals from TSA or 403(b) Contracts. For a more complete explanation see Section 7. Taxes and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, we offer a program that provides automatic monthly or quarterly payments to you each Contract year. The systematic withdrawal program is subject to the partial withdrawal privilege which means that the total systematic withdrawals you can make each Contract year without incurring a contingent deferred sales charge are limited to 15% of your Contract value. This is determined on the last business day prior to the day we receive your request at our Service Center. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this program, you may not also use the partial withdrawal privilege. For a discussion of the contingent deferred sales charge and the partial withdrawal privilege, see Section 6. Expenses. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

MINIMUM DISTRIBUTION PROGRAM


If you own a Qualified Contract, you may select the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such withdrawals will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the minimum distribution program, any additional withdrawals in a Contract year which exceed 15% of your Contract value when combined with minimum distribution withdrawals will be subject to any applicable contingent deferred sales charge. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time.


SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


9. PERFORMANCE and ILLUSTRATIONS
--------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It may not reflect the deduction of any applicable contingent deferred sales charges and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Investment Options. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI. There is performance shown which is based on the historical performance of the Investment Options, modified to reflect the current charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The information is based upon the historical experience of the Investment Options and does not represent past performance or predict future performance.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin," or accumulation phase, or the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Pay in illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.


o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the GMIB or GMDB value that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.


The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For withdrawal values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.

10. DEATH BENEFIT
--------------------------------------------------------------------------------



At the time you purchase the Contract, you may be able to select a death benefit option. If you own the Contract jointly, we will use the age of the older Contract Owner to determine the death benefit.

For New Contracts, the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) is available for an additional mortality and expense risk charge if all owners are age 79 or younger on the issue date. The Enhanced GMDB does not provide any additional benefit before the first Contract anniversary and it may be less advantageous if any owner is age 75 to 79 on the issue date because the benefit values may be limited after age 81.

If you have a New Contract you may be able to select from one of three death benefit options subject to certain age restrictions and state availability. The three death benefits are the Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), the Enhanced Guaranteed Minimum Death Benefit (Enhanced
GMDB) and the Earnings Protection Guaranteed Minimum Death Benefit (EP GMDB). If you do not select a death benefit on a New Contract, the Traditional GMDB will apply.

If you have an Old Contract that does not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit will be your Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center, less any applicable premium taxes. DB Option 2 was not available before July 6, 1999.

The EP GMDB is available if all owners are age 75 or younger on the issue date. The EP GMDB benefit values are limited if any owner is age 70 or older on the issue date. The EP GMDB was not available on Old Contracts before November 1, 2001.


Once you select a death benefit you cannot change it. The GMDB options may not be available in your state. Check with your registered representative regarding availability and be sure to discuss whether your selected death benefit is appropriate for your situation.


If the Contract is owned by a non-individual, the death benefit may be based on the Annuitant.


Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

Upon Your Death


If you or any Joint Owner die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (see below). If you or any Joint Owner die during the Payout Phase, the Beneficiary becomes the Contract Owner and any benefit will be as provided for in the Annuity Option selected. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners generally must be spouses (although this requirement may not apply in certain states).




Traditional guaranteed minimum death benefit (Traditional GMDB) - NEW CONTRACTS ONLY


If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.



1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, which is the total of all Purchase Payments you have made reduced by the percentage of the Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.


enhanced guaranteed minimum death benefit (enhanced GMDB) - NEW CONTRACTS ONLY

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, as defined below, determined as of the end of the business day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

The guaranteed minimum death benefit is equal to the greater of A or B:

A. Annual Increase Amount

The Annual Increase Amount is initially equal to your Purchase Payment.


On each business day other than a Contract anniversary and before the date of your death, the Annual Increase Amount is equal to:
|X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus the percentage of any Contract value withdrawn
(prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday and before the date of your death, the Annual Increase Amount is equal to:
|X| its value on the immediately preceding business day increased by 3%;
|X| plus any additional
Purchase Payments received that day, and |X| minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge)
     for each withdrawal you make that day.

Beginning with the Contract anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the Annual Increase Amount in the same way that we do on any business day other than a Contract anniversary.

We limit the Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.


B. Maximum Anniversary Value (MAV)

The MAV is initially equal to your Purchase Payment.

On each business day other than a Contract anniversary and before the date of your death, the MAV is equal to:
|X| its value on the immediately precedingbusiness day, |X| plus any additional Purchase Payments received that day, and |X| minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge)
     for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:
|X| the highest Contract value that occurred on any Contract anniversary,
|X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and |X| minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge)
     for each withdrawal you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any business day other than a Contract anniversary.

earnings protection guaranteed minimum death benefit (ep GMDB)


If the EP GMDB applies, the amount of the death benefit will be the greatest of 1, 2 or 3 (described below) less any applicable premium tax.

1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;


2.  Total Purchase Payments less adjusted partial withdrawals.


An adjusted partial withdrawal   =  PW  x  DB
                                            CV

         PW = the partial withdrawal prior to any MVA, but including any contingent deferred sales charge.
         DB = the greater of (a) Contract value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but prior to) the current partial withdrawal.
         CV = the Contract value on the date of (but prior to) the partial withdrawal.

3. The Contract value at the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center,


         PLUS


For New Contracts:
|X| If you are 69 or younger on the issue date, 50% of the lesser of (a) or (b), or |X| If you are 70 or older on the issue date, 30% of the lesser of (a) or
(b).

(a) is the Contract value as determined in number 1 above minus total Purchase Payments. (b) is three times the total Purchase Payments you make in the first two Contract Years.


For Old Contracts:
|X| If you are 69 or younger on the issue date, 40% of the lesser of (a) or (b), or |X| If you are 70 or older on the issue date, 25% of the lesser of (a) or
(b).


(a) is the Contract value as determined in number 1 above minus total Purchase Payments. (b) is the total Purchase Payments.



death benefit Option 1 (DB Option 1) - old contracts only

If DB Option 1 applies, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.


1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, as defined below, determined as of the end of the business day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

     If any owner is 80 or older at Contract issue, the guaranteed minimum death benefit will be total Purchase Payments minus any partial withdrawal prior to any MVA, but including any contingent deferred sales charge for each withdrawal you make.


If all owners are 79 or younger at Contract issue, the guaranteed minimum death benefit is equal to the greater of A or B:

A. Annual Increase Amount

The Annual Increase Amount is initially equal to your Purchase Payment.

On each business day other than a Contract anniversary and before the date of your death, the Annual Increase Amount is equal to:
|X| its value on theimmediately preceding business day, |X| plus any additional Purchase Paymentsreceived that day, and |X| minus any partial withdrawal (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.


On every Contract anniversary prior to your 81st birthday* and before the date of your death, the Annual Increase Amount is equal to:
|X| its value on the immediately preceding business day increased by 5%;
|X| plus any additional Purchase Payments received that day, and |X| minus any partial withdrawal (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day..

Beginning with the Contract anniversary that occurs on or after your 81st birthday* and before the date of your death, we calculate the Annual Increase Amount in the same way that we do on any business day other than a Contract anniversary.

*76th birthday in Washington and for Old Contracts issued before November 1, 1998.


B.       The Six-Year Step Up

The Six-Year Step Up is initially equal to your Purchase Payment.


On each business day other than a sixth year Contract anniversary and before the date of your death, the Six-Year Step Up is equal to:
|X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus any partial withdrawal (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every sixth year Contract anniversary (the 6th, 12th, 18th, 24th, etc.) prior to your 81st birthday*, the Six-Year Step Up is equal to:
|X| the highest Contract value that occurred on any sixth year Contract anniversary,
|X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and
|X| minus any partial withdrawals (prior to any MVA, but including any
contingent deferred sales charge) for each withdrawal you   made since that
Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday*, we calculate the Six-Year Step Up in the same way that we do on any business day other than a sixth year Contract anniversary.


*76th birthday in Washington and for Old Contracts issued before November 1, 1998.

death benefit Option 2 (DB Option 2) - old contracts only


If DB Option 2 applies, the amount of the death benefit will be the greater of 1 or 2 , less any applicable premium tax.

1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, as defined below, determined as of the end of the business day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

      If any owner is 80 or older at Contract issue, the guaranteed minimum death benefit is equal to A.

     If all owner are 79 or younger at Contract issue, the guaranteed minimum death benefit is equal to the greater of A or B:


A. Total Purchase Payments

Your total Purchase Payments:
|X| minus any partial withdrawal (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

B. Maximum Anniversary Value (MAV)

The MAV is initially equal to your Purchase Payment.


On each business day other than a Contract anniversary and before the date of your death, the MAV is equal to:
|X| its value on the immediately preceding business day, |X| plus any additional Purchase Payments received that day, and |X| minus any partial withdrawal (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:
|X| the highest Contract value that occurred on any Contract anniversary, |X| plus subsequent additional Purchase Payments you made since that
 Contract anniversary, and
|X| minus any partial withdrawals
(prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any business day other than a Contract anniversary.



Death Benefit Examples
|X| You purchase a New Contract with an initial Purchase Payment of $100,000 allocated only to the Investment Options. You are the only owner and are 69 or younger on the issue date.
|X|  You make no additional Purchase Payments.
|X|  The MAV on the ninth Contract anniversary is $180,000.
|X| You take a partial withdrawal of $20,000 (this includes the contingent deferred sales charge) in the tenth Contract year when the Contract value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
|X| The Contract value on the tenth Contract anniversary is $140,000. |X| You have not yet reached your 81st birthday as of the tenth Contract anniversary.


Traditional GMDB:

We calculate the death benefit on the tenth Contract anniversary as the greater of:


         1) Contract value:                                                     $140,000
                                                                                ========


         2) The guaranteed minimum death benefit:
               Total Purchase Payments                                          $100,000
               Minus the percentage of Contract value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =         -  12,500
                                                                                ---------
                                                                                $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract anniversary is $140,000.

Enhanced GMDB:

We calculate the death benefit on the tenth Contract anniversary as the greatest of:

         1) Contract Value $ 140,000 2) The Annual Increase Amount:
               Purchase Payment made on Jan. 1, 2004                            $100,000.00
               Increased by 3% on the first Contract anniversary                x          1.03
                                                                                ---------------
                                                                                $103,000.00
               Increased by 3% on the second Contract anniversary               x           1.03
                                                                                ----------------
                                                                                $106,090.00
               Increased by 3% on the third Contract anniversary                x           1.03
                                                                                ----------------
                                                                                $109,272.70
               On the ninth Contract anniversary the
                 Annual Increase Amount is                                      $130,477.32
               Minus the percentage of Contract value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =      -   16,309.66
                                                                                -------------
                                                                                $114,167.65
               Increased by 3% on the tenth Contract anniversary                x           1.03
                                                                                ----------------
                                                                                $117,592.68
               Verifying that the Annual Increase Amount is within the maximum limit:
                   1.5 times Purchase Payments:    1.5 x $100,000 =             $150,000
                   Minus the percentage of Contract value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =     -   18,750
                                                                                ----------
                                                                                $131,250
         3) The MAV:
               The MAV on the ninth Contract anniversary                        $180,000
               Minus the percentage of Contract value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =          -  22,500
                                                                                 ---------
                                                                                 $157,500
Therefore, the death benefit for the Enhanced GMDB is $157,500.

EP GMDB:

We calculate the death benefit on the tenth Contract anniversary as the greater of:

         1) Contract value:                                                     $140,000
                                                                                ========

         2) Total Purchase Payments                                             $100,000
               Less adjusted partial withdrawals calculated
                 as PW  x  DB/CV:
                 ($20,000 x $160,000 / $160,000) = $20,000  x  1  =             -  20,000
                                                                                ---------
                                                                                $ 80,000

         3) Contract value                                                      $140,000
               Plus 50% of the lesser of (a) or (b).
(a) Contract value minus total Purchase
                     Payments: $140,000  -  $100,000  =                $  40,000
(b) Three times your total Purchase Payments
                     received in the first two Contract years:         $300,000

                 (a) is less than (b), so 50% of (a) =  0.50  x  $40,000  =      $ 20,000
                                                                                 --------
                                                                                 $160,000

Therefore, the death benefit under the EP GMDB on the tenth Contract anniversary is $160,000.



Death Benefit Payment options

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. With respect to the EP GMDB, the Contract value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state. Option A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death

Option B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge on each Contract anniversary.

Option C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will not be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.


If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT


If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-individual (e.g., a qualified plan or trust), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.



10. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our wholly owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More Information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure form NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 7.5% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 7.5% of Purchase Payments).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800)-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS



12. Glossary

--------------------------------------------------------------------------------



This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

Accumulation Phase - the period of time before you elect to begin receiving Annuity Payments. You can generally make additional Purchase Payments during this time.

Accumulation Unit - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

Annuitant - the natural person upon whose life the Annuity Payments are based. If the Contract is a Qualified Contract, the annuitant must be the Contract Owner unless the Qualified Plan itself is the Contract Owner. The Contract Owner names the Annuitant at Contract issue.

Annuity Options - the income or payout options available under your Contract.

Annuity Payments - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

Annuity Unit - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

Beneficiary - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

Contract - a deferred annuity contract that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Owner - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states).

Fixed Account - part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

Income Date - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

Investment Choices - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

Investment Options - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

Market Value Adjustment (MVA) - a positive or negative adjustment to amounts withdrawn or transferred more than 30 days before the end of an account period from certain types of Fixed Account Investment Choices.

New Contracts - a Contract purchased on or after May 1, 2003 that has an optional Traditional Guaranteed Minimum Income Benefit and a maximum total Separate Account annual expense of 2.20% during the Accumulation Phase.

Non-Qualified Contract - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Old Contracts - a Contract that has two optional Guaranteed Minimum Income Benefits (GMIB Option 1 and GMIB Option 2) and a maximum total Separate Account annual expense is 1.89% during the Accumulation Phase.

Payout Phase - the phase your Contract is in once Annuity Payments begin.

Purchase Payment - the money you put in the Contract.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 rollover" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) rollover Contracts (90-24 rollovers").

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.


The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Insurance Company                                         2

Experts                                                   2

Legal Opinions                                            2

Distributor                                               2

Reduction or Elimination of the
   Contingent Deferred Sales Charge                       2

Calculation of Performance Data                           2

Federal Tax Status                                       10

Annuity Provisions                                       16

Mortality and Expense Risk Guarantee                     16

Financial Statements                                     16

Appendix A - Illustrations                               17

Appendix  B - Condensed Financial Information            32

PRIVACY NOTICE

We Care About Your Privacy!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

Non-public Information Collected.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Non-public Information Disclosed.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and Security of Your Non-public Personal Information.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.

Information about Former Customers.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

* You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.  the date of the receipt or examination; and

3.  to the extent practicable, a description of the information disclosed.

*For Montana residents only

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX a - Condensed Financial Information
--------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the tables below. AUV information reflecting the additional combination of charges is disclosed in the Appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

(Number of units in thousands)        Contract with GMIB and
                                        Earnings Protection                         Standard Contract
                                               1.89%                                       1.49%
                                        ------------------  -------------------------------------------------------------------
                                             Inception     Year or PeriodYear or PeriodYear or PeriodYear or PeriodInception
                                           (11/05/01) to        Ended         Ended        Ended        Ended     (2/3/97) to
Investment Options:                        Dec. 31, 2001    Dec 31, 2001  Dec. 31, 2000Dec. 31, 1999Dec. 31, 1998Dec. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.435            $10.441           NA           NA           NA            NA

Number of units outstanding at end of period        0                 80           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Large Cap Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.518            $10.525           NA           NA           NA            NA

Number of units outstanding at end of period        0                 51           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Technology

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.737            $10.744           NA           NA           NA            NA

Number of units outstanding at end of period        0                149           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities

Unit value at beginning of period                  NA            $25.518      $38.572      $28.082      $25.635       $20.526

Unit value at end of period                   $16.888            $17.788      $25.518      $38.572      $28.082       $25.635

Number of units outstanding at end of period        0              1,314        1,588        1,418        1,006           310
------------------------------------------------------------------------------------------------------------------------------------

Franklin Growth and Income Securities

Unit value at beginning of period                  NA            $30.099      $25.891      $25.993      $24.354       $19.351

Unit value at end of period                   $27.609            $29.053      $30.099      $25.891      $25.993       $24.354

Number of units outstanding at end of period        0              4,359        4,691        5,570        5,185         2,376
------------------------------------------------------------------------------------------------------------------------------------

Franklin High Income

Unit value at beginning of period                  NA            $17.739      $20.695      $21.020      $21.141       $19.237

Unit value at end of period                   $17.315            $18.220      $17.739      $20.695      $21.020       $21.141

Number of units outstanding at end of period        0              2,807        3,269        4,118        4,191         2,202
------------------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities

Unit value at beginning of period                  NA             $28.421     $24.084      $24.898      $24.864       $21.554

Unit value at end of period                   $26.869            $28.273      $28.421      $24.084      $24.898       $24.864

Number of units outstanding at end of period        0              3,485        3,577        4,380        4,239         2,094
------------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities

Unit value at beginning of period                  NA             $20.997     $20.152      $15.537      $13.110       $11.247

Unit value at end of period                   $17.944             $18.356     $20.997      $20.152      $15.537       $13.110

Number of units outstanding at end of period        0               6,822       7,938        7,521        4,502         1,957
------------------------------------------------------------------------------------------------------------------------------------

Franklin Real Estate

Unit value at beginning of period                  NA             $27.529     $21.176      $22.901      $27.944       $23.499

Unit value at end of period                   $27.883             $29.340     $27.529      $21.176      $22.901       $27.944

Number of units outstanding at end of period        0               1,185       1,336        1,490        1,823         1,217
------------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities

Unit value at beginning of period                  NA             $22.317     $18.712      $21.034      $19.968       $15.235

Unit value at end of period                   $24.073             $25.041     $22.317      $18.712      $21.034       $19.968

Number of units outstanding at end of period        0               3,084       3,128        4,137        4,428         1,991
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap

Unit value at beginning of period                  NA            $23.767      $28.247      $14.558      $14.923       $12.899

Unit value at end of period                   $19.412            $19.898      $23.767      $28.247      $14.558       $14.923

Number of units outstanding at end of period        0              5,025        5,728        5,460        5,492         2,965
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities

Unit value at beginning of period                  NA             $9.530       $7.724       $7.713      $10.000            NA

Unit value at end of period                   $10.566            $10.722       $9.530       $7.724       $7.713            NA

Number of units outstanding at end of period        0              1,364          867          603          367            NA
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government

Unit value at beginning of period                  NA            $20.264      $18.394      $18.847      $17.805       $16.533

Unit value at end of period                   $20.414            $21.483      $20.264      $18.394      $18.847       $17.805

Number of units outstanding at end of period        0              3,480        3,294        3,857        3,040         1,359
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2005

Unit value at beginning of period                  NA            $25.489      $22.983      $24.786      $22.357       $20.375

Unit value at end of period                   $25.988            $27.353      $25.489      $22.983      $24.786       $22.357

Number of units outstanding at end of period        0                515          508          555          380           161
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon 2010

Unit value at beginning of period                  NA            $27.989      $23.929      $27.674      $24.544       $21.371

Unit value at end of period                   $27.674            $29.123      $27.989      $23.929      $27.674       $24.544

Number of units outstanding at end of period        3                462          575          668          478           150
------------------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities

Unit value at beginning of period                  NA            $14.867      $13.662      $11.205      $11.971       $10.179

Unit value at end of period                   $14.404            $14.703      $14.867      $13.662      $11.205       $11.971

Number of units outstanding at end of period        0              6,442        7,118        7,820        8,822         5,461
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities

Unit value at beginning of period                  NA            $14.776      $13.199      $11.814      $11.981       $10.329

Unit value at end of period                   $15.302            $15.620      $14.776      $13.199      $11.814       $11.981

Number of units outstanding at end of period        0             14,838       15,886       18,924       19,834        11,394
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities

Unit value at beginning of period                  NA             $8.421      $12.125       $7.958      $10.305       $11.458

Unit value at end of period                    $7.391             $7.626       $8.421      $12.125       $7.958       $10.305

Number of units outstanding at end of period        0              2,441        3,047        3,389        3,425         2,663
------------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities

Unit value at beginning of period                  NA            $21.413      $22.858      $18.322      $17.617       $16.010

Unit value at end of period                   $17.085            $17.772      $21.413      $22.858      $18.322       $17.617

Number of units outstanding at end of period        0              3,729        4,027        4,164        4,427         3,122
------------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities

Unit value at beginning of period                  NA            $19.410      $19.364      $16.238      $15.124       $13.525

Unit value at end of period                   $18.351            $18.933      $19.410      $19.364      $16.238       $15.124

Number of units outstanding at end of period        0              7,387        8,239        9,008        8,864         5,525
------------------------------------------------------------------------------------------------------------------------------------

USAZ Templeton Developed Markets

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.219            $10.225           NA           NA           NA            NA

Number of units outstanding at end of period        0                 12           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

SP Jennison International Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $5.334             $5.356           NA           NA           NA            NA

Number of units outstanding at end of period        0                 23           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

SP Jennison Strategic Partners Focused Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $6.572             $6.599           NA           NA           NA            NA

Number of units outstanding at end of period        0                 46           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $9.848             $9.923           NA           NA           NA            NA

Number of units outstanding at end of period        0                103           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth and Income

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $8.189             $8.252           NA           NA           NA            NA

Number of units outstanding at end of period        0                 14           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $11.610            $11.699           NA           NA           NA            NA

Number of units outstanding at end of period        0                159           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Growth and Income

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.132            $10.139           NA           NA           NA            NA

Number of units outstanding at end of period        0                 43           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Renaissance

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.987            $10.994           NA           NA           NA            NA

Number of units outstanding at end of period        2                287           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Value

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.929            $10.936           NA           NA           NA            NA

Number of units outstanding at end of period        0                108           NA           NA           NA            NA

------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                   $10.481            $10.561           NA           NA           NA            NA

Number of units outstanding at end of period        1                659           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Aggressive Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $7.998             $8.019           NA           NA           NA            NA

Number of units outstanding at end of period        0                 53           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Comstock

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $9.300             $9.325           NA           NA           NA            NA

Number of units outstanding at end of period        0                254           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Emerging Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $9.104             $9.128           NA           NA           NA            NA

Number of units outstanding at end of period        0                 81           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth and Income

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $9.636             $9.662           NA           NA           NA            NA

Number of units outstanding at end of period        0                116           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth

Unit value at beginning of period                  NA                 NA           NA           NA           NA            NA

Unit value at end of period                    $9.489             $9.514           NA           NA           NA            NA

Number of units outstanding at end of period        0                 58           NA           NA           NA            NA
------------------------------------------------------------------------------------------------------------------------------------



There are no accumulation units shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM
International  Equity  Fund,  Davis  VA  Financial  Portfolio,  Davis  VA  Value
Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA,
Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.







                                  PART B - SAI



                       STATEMENT OF ADDITIONAL INFORMATION
                                 VALUEMARK(R) IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 2003


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE ALLIANZ LIFE AT: 5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416 , (800) 542-5427.



THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2003, AND AS MAY BE AMENDED FROM TIME TO TIME.


TABLE OF CONTENTS                                  PAGE
Ratings Agencies ................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2
Calculation of Performance Data .................     3
Federal Tax Status ..............................    10
Annuity Provisions ..............................    15
Mortality and Expense Risk Guarantee ............    16
Financial Statements ............................    16
Appendix A - Illustrations.......................    17
Appendix B - Condensed Financial Information.....    32









                                                                   V4SAI-0503

RATINGS AGENCIES
-------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of Allianz Life as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001 have been included in this Statement of Additional Information in reliance upon the reports of __________, independent accountants, included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing.


The Allianz Life audit report refers to a change in its method of accounting for derivative instruments in 2001 and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
--------------------------------------------------------------------------------

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of Allianz Life , acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------


The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by Allianz Life after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which Allianz Life believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is Contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
----------------------------------------------------------------------- --------

TOTAL RETURN


From time to time, Allianz Life may advertise the performance data for the divisions of the separate account (also known as subaccounts), in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable contingent deferred sales charge and Contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and Contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract maintenance charges and any applicable contingent deferred sales charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).


Allianz Life may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the Contract maintenance charge. Allianz Life may also advertise cumulative and average total return information over different periods of time. Allianz Life may also present performance information computed on a different basis ("Non-Standardized Total Return").


Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD


THE USAZ MONEY MARKET FUND. Allianz Life may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the Contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.


The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and Contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on December 31, 2002, the USAZ Money Market Investment Option had a current yield of ____% and an effective yield of____%.


Other Investment Options. Allianz Life may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Options (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and Contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

         Yield = 2 [((A-B) + 1)6 - 1]
                    -------
                     cd
where:
a = net investment income earned during the period by the Investment Options attributable to shares owned  by the subaccount;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of Accumulation Units outstanding during the period;
d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. Allianz Life does not currently advertise yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R). From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION


Accumulation Unit performance is reflected in the following tables. These charts show the highest and lowest expenses for New Contracts. High and low expenses for old Contracts, if shown would be lower. The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Account inception or, if later, the date that a particular Investment Option was added to the Separate Account. Chart A reflects performance for the New Contract with the Traditional GMDB and GMIB (total Separate Account annual charges of 1.75%). Chart B reflects performance for the New Contract with the Earnings Protection GMDB and the Traditional GMIB ( total Separate Account annual charges of 2.20%).

The performance figures in Charts C and D reflect Accumulation Unit performance from Investment Option inception which may pre-date Separate Account inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Chart C reflects performance for the New Contract with the Traditional GMDB and no GMIB (total Separate Account annual charges of 1.75%). Chart D reflects performance for the New Contract with the Earnings Protection GMDB and the Traditional GMIB (total Separate Account annual charges of 2.20%). Chart E reflects performance information for the Investment Options which does not include any Contract fees or expenses.


-------------------------------------------------------------- ------------- ---------------- -----------------
PRODUCT FEATURE                                                TOTAL         ACTUAL           HYPOTHETICAL
                                                               SEPARATE                       PERFORMANCE
                                                               ACCOUNT       PERFORMANCE
                                                               EXPENSES
-------------------------------------------------------------- ------------- ---------------- -----------------
Traditional GMDB and no GMIB on New Contracts                  1.75%         Chart A          Chart C
-------------------------------------------------------------- ------------- ---------------- -----------------
Earnings Protection GMDB and                                   2.20%         Chart B          Chart D
Traditional GMIB on New Contracts
-------------------------------------------------------------- ------------- ---------------- -----------------

The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflects the mortality and expense risk charge, administrative charge and the operating expenses of the Investment Options, but not the Contract maintenance charge. Column II represents performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, the operating expenses of the Investment Options and the Contract maintenance charge.


[THIS TABLE WILL BE UPDATED UPON AMENDMENT]


CHART A- NEW CONTRACT WITH THE TRADITONAL GMDB AND NO GMIB ( TOTAL ANNUAL
SEPARATE ACCOUNT EXPENSES OF 1.75%)
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2002:                                             ACTUAL

                                                   COLUMN I (WITHOUT CHARGES)                  COLUMN II (WITH CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

-----------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and    11/5/2001     N/A      N/A     N/A      N/A     4.43     N/A      N/A     N/A      N/A    -1.67
Income
USAZ Alliance Capital Large Cap     11/5/2001     N/A      N/A     N/A      N/A     5.26     N/A      N/A     N/A      N/A    -0.84
Growth
USAZ Alliance Capital Technology    11/5/2001     N/A      N/A     N/A      N/A     7.45     N/A      N/A     N/A      N/A     1.35
Franklin Global Communications      1/24/1989  -30.29   -14.12   -2.82     1.87     4.55  -36.39   -16.59   -3.68     1.79     4.49
Securities - Class 11
Franklin Growth and Income          1/24/1989   -3.48     3.78    8.47     9.32     8.59   -9.58     2.08    7.89     9.25     8.52
Securities -
Class 11
Franklin High Income - Class 1      1/24/1989    2.71    -4.65   -1.08     4.66     4.74   -3.39    -6.67   -1.90     4.59     4.67
Franklin Income Securities - Class  1/24/1989   -0.52     4.33    5.58     7.64     8.36   -6.62     2.64    4.93     7.57     8.30
11
Franklin Large Cap Growth            5/1/1996  -12.58     5.71   10.29      N/A    11.30  -18.68     4.09    9.75      N/A    10.96
Securities - Class 11
Franklin Real Estate - Class 11,2   1/24/1989    6.58     8.61    4.54     9.52     8.67    0.48     7.05    3.87     9.46     8.61
Franklin Rising Dividends           1/27/1992   12.21     5.98   10.45      N/A     9.68    6.11     4.34    9.91      N/A     9.61
Securities - Class 11
Franklin Small Cap - Class 11       11/1/1995  -16.28    10.98    9.06      N/A    11.80  -22.38     9.51    8.50      N/A    11.56
Franklin Small Cap Value             5/1/1998   12.51    11.61     N/A      N/A     1.92    6.41    10.13     N/A      N/A     0.68
Securities - Class 11
Franklin U.S. Government - Class 1  3/14/1989    6.02     4.46    5.38     5.34     6.15   -0.08     2.78    4.73     5.26     6.08
Franklin Zero Coupon 2005 - Class 1 3/14/1989    7.31     3.34    6.07     7.18     8.17    1.21     1.62    5.43     7.11     8.11
Franklin Zero Coupon 2010 - Class 1 3/14/1989    4.05     1.72    6.39     8.03     8.70   -2.05    -0.06    5.76     7.97     8.64
Mutual Discovery Securities -       11/8/1996   -1.10     9.48    7.63      N/A     7.78   -7.20     7.96    7.03      N/A     7.31
Class 11
Mutual Shares Securities - Class 11 11/8/1996    5.71     9.75    8.62      N/A     9.05   -0.39     8.23    8.04      N/A     8.60
Templeton Developing Markets         3/4/1996   -9.45    -1.41   -7.82      N/A    -3.41  -15.55    -3.28   -8.91      N/A    -3.52
Securities - Class 11,3
Templeton Foreign Securities -       5/1/1992  -17.00    -1.01    2.11      N/A     5.96  -23.10    -2.87    1.39      N/A     5.89
Class 11,3,4
Templeton Growth Securities -       3/15/1994   -2.46     5.25    6.96      N/A     8.52   -8.56     3.60    6.35      N/A     8.45
Class 11
USAZ Templeton Developed Markets -  11/5/2001     N/A      N/A     N/A      N/A     2.27     N/A      N/A     N/A      N/A    -3.83
Class 1
SP Jennison International Growth    12/15/2000 -36.88      N/A     N/A      N/A   -35.90  -42.98      N/A     N/A      N/A   -41.09
SP Strategic Partners Focused       12/15/2000 -16.98      N/A     N/A      N/A   -20.45  -23.08      N/A     N/A      N/A   -25.59
Growth
PIMCO VIT High Yield                 2/1/2000    0.84      N/A     N/A      N/A    -0.41   -5.26      N/A     N/A      N/A    -3.22
PIMCO VIT StocksPLUS Growth &        2/1/2000  -12.75      N/A     N/A      N/A   -10.13  -18.85      N/A     N/A      N/A   -13.22
Income
PIMCO VIT Total Return               2/1/2000    6.78      N/A     N/A      N/A     8.90    0.68      N/A     N/A      N/A     6.31
USAZ PIMCO Growth and Income        11/5/2001     N/A      N/A     N/A      N/A     1.40     N/A      N/A     N/A      N/A    -4.70
USAZ PIMCO Renaissance              11/5/2001     N/A      N/A     N/A      N/A     9.95     N/A      N/A     N/A      N/A     3.85
USAZ PIMCO Value                    11/5/2001     N/A      N/A     N/A      N/A     9.38     N/A      N/A     N/A      N/A     3.28
USAZ Money Market                    2/1/2000    1.74      N/A     N/A      N/A     2.89   -4.36      N/A     N/A      N/A     0.16
USAZ Van Kampen Aggressive Growth    5/1/2001     N/A      N/A     N/A      N/A   -19.80     N/A      N/A     N/A      N/A   -25.90
USAZ Van Kampen Comstock             5/1/2001     N/A      N/A     N/A      N/A    -6.56     N/A      N/A     N/A      N/A   -12.66
USAZ Van Kampen Emerging Growth      5/1/2001     N/A      N/A     N/A      N/A    -8.22     N/A      N/A     N/A      N/A   -14.32
USAZ Van Kampen Growth and Income    5/1/2001     N/A      N/A     N/A      N/A    -3.38     N/A      N/A     N/A      N/A    -9.48
USAZ Van Kampen Growth               5/1/2001     N/A      N/A     N/A      N/A    -4.85     N/A      N/A     N/A      N/A   -10.95
------------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue
Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity
Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap
Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio,
Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging
Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.



[THIS TABLE WILL BE UPDATED UPON AMENDMENT]


CHART B-NEW CONTRACT WITH THE EARNINGS PROTECTION GMDB AND THE TRADITIONAL GMIB
(TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES OF 2.20%)
------------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2002:                                             ACTUAL

                                                   COLUMN I (WITHOUT CHARGES)                  COLUMN II (WITH CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A     4.36     N/A      N/A     N/A      N/A   -1.74
Income
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A     5.19     N/A      N/A     N/A      N/A   -0.91
Growth
USAZ Alliance Capital Technology   11/5/2001     N/A      N/A     N/A      N/A     7.39     N/A      N/A     N/A      N/A    1.29
Franklin Global Communications     1/24/1989  -30.57   -14.46   -3.21     1.45     4.13  -36.67   -16.96   -4.08     1.38    4.07
Securities - Class 11
Franklin Growth and Income         1/24/1989   -3.86     3.36    8.03     8.88     8.16   -9.96     1.65    7.45     8.81    8.09
Securities -
Class 11
Franklin High Income - Class 1     1/24/1989    2.30    -5.03   -1.48     4.24     4.33   -3.80    -7.07   -2.31     4.17    4.26
Franklin Income Securities -       1/24/1989   -0.92     3.91    5.16     7.21     7.94   -7.02     2.21    4.50     7.14    7.87
Class 11
Franklin Large Cap Growth           5/1/1996  -12.93     5.29    9.85      N/A    10.86  -19.03     3.65    9.31      N/A   10.51
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989    6.15     8.18    4.12     9.08     8.25    0.05     6.60    3.44     9.02    8.18
Franklin Rising Dividends          1/27/1992   11.76     5.56   10.01      N/A     9.25    5.66     3.91    9.46      N/A    9.17
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995  -16.61    10.53    8.62      N/A    11.35  -22.71     9.05    8.05      N/A   11.11
Franklin Small Cap Value            5/1/1998   12.06    11.16     N/A      N/A     1.51    5.96     9.67     N/A      N/A    0.26
Securities - Class 11
Franklin U.S. Government - Class 1 3/14/1989    5.59     4.04    4.96     4.92     5.73   -0.51     2.35    4.30     4.84    5.66
Franklin Zero Coupon 2005 - Class  3/14/1989    6.88     2.93    5.64     6.75     7.74    0.78     1.19    5.00     6.68    7.68
1
Franklin Zero Coupon 2010 - Class  3/14/1989    3.64     1.31    5.96     7.60     8.27   -2.46    -0.48    5.33     7.53    8.21
1
Mutual Discovery Securities -      11/8/1996   -1.50     9.04    7.20      N/A     7.35   -7.60     7.51    6.60      N/A    6.87
Class 11
Mutual Shares Securities - Class   11/8/1996    5.29     9.32    8.19      N/A     8.61   -0.81     7.78    7.60      N/A    8.16
11
Templeton Developing Markets        3/4/1996   -9.81    -1.81   -8.19      N/A    -3.80  -15.91    -3.69   -9.29      N/A   -3.91
Securities - Class 11,3
Templeton Foreign Securities -      5/1/1992  -17.34    -1.41    1.70      N/A     5.54  -23.44    -3.28    0.97      N/A    5.47
Class 11,3,4
Templeton Growth Securities -      3/15/1994   -2.85     4.83    6.53      N/A     8.09   -8.95     3.17    5.91      N/A    8.02
Class 11
USAZ Templeton Developed Markets   11/5/2001     N/A      N/A     N/A      N/A     2.20     N/A      N/A     N/A      N/A   -3.90
- Class 1
SP Jennison International Growth   12/15/2000 -37.13      N/A     N/A      N/A   -36.15  -43.23      N/A     N/A      N/A  -41.34
SP Strategic Partners Focused      12/15/2000 -17.31      N/A     N/A      N/A   -20.77  -23.41      N/A     N/A      N/A  -25.91
Growth
PIMCO VIT High Yield                2/1/2000    0.43      N/A     N/A      N/A    -0.81   -5.67      N/A     N/A      N/A   -3.63
PIMCO VIT StocksPLUS Growth &       2/1/2000  -13.10      N/A     N/A      N/A   -10.49  -19.20      N/A     N/A      N/A  -13.59
Income
PIMCO VIT Total Return              2/1/2000    6.35      N/A     N/A      N/A     8.46    0.25      N/A     N/A      N/A    5.86
USAZ PIMCO Growth and Income       11/5/2001     N/A      N/A     N/A      N/A     1.34     N/A      N/A     N/A      N/A   -4.76
USAZ PIMCO Renaissance             11/5/2001     N/A      N/A     N/A      N/A     9.88     N/A      N/A     N/A      N/A    3.78
USAZ PIMCO Value                   11/5/2001     N/A      N/A     N/A      N/A     9.31     N/A      N/A     N/A      N/A    3.21
USAZ Money Market                   2/1/2000    1.33      N/A     N/A      N/A     2.48   -4.77      N/A     N/A      N/A   -0.26
USAZ Van Kampen Aggressive Growth   5/1/2001     N/A      N/A     N/A      N/A   -20.02     N/A      N/A     N/A      N/A  -26.12
USAZ Van Kampen Comstock            5/1/2001     N/A      N/A     N/A      N/A    -6.81     N/A      N/A     N/A      N/A  -12.91
USAZ Van Kampen Emerging Growth     5/1/2001     N/A      N/A     N/A      N/A    -8.46     N/A      N/A     N/A      N/A  -14.56
USAZ Van Kampen Growth and Income   5/1/2001     N/A      N/A     N/A      N/A    -3.64     N/A      N/A     N/A      N/A   -9.74
USAZ Van Kampen Growth              5/1/2001     N/A      N/A     N/A      N/A    -5.11     N/A      N/A     N/A      N/A  -11.21
----------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue
Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity
Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap
Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio,
Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging
Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.


[THIS TABLE WILL BE UPDATED UPON AMENDMENT]



CHART C- NEW CONTRACT WITH THE TRADITIONAL GMDB AND NO GMIB(TOTAL ANNUAL
SEPARATE ACCOUNT EXPENSES OF 1.75%)
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2002:
HYPOTHETICAL

                                                   COLUMN I (WITHOUT CHARGES)                  COLUMN II (WITH CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

-----------------------------------------------------------------------------------------------------------------------------------

                                   11/5/2001     N/A      N/A     N/A      N/A     4.43     N/A      N/A     N/A      N/A   -1.67
USAZ Alliance Capital Growth and
Income
                                   11/5/2001     N/A      N/A     N/A      N/A     5.26     N/A      N/A     N/A      N/A   -0.84
USAZ Alliance Capital Large Cap
Growth
USAZ Alliance Capital Technology   11/5/2001     N/A      N/A     N/A      N/A     7.45     N/A      N/A     N/A      N/A    1.35
Franklin Global Communications     1/24/1989  -30.29   -14.12   -2.82     1.87     4.55  -36.39   -16.59   -3.68     1.79    4.49
Securities - Class 11
Franklin Growth and Income         1/24/1989   -3.48     3.78    8.47     9.32     8.59   -9.58     2.08    7.89     9.25    8.52
Securities -
Class 11
Franklin High Income - Class 1     1/24/1989    2.71    -4.65   -1.08     4.66     4.74   -3.39    -6.67   -1.90     4.59    4.67
Franklin Income Securities -       1/24/1989   -0.52     4.33    5.58     7.64     8.36   -6.62     2.64    4.93     7.57    8.30
Class 11
Franklin Large Cap Growth           5/1/1996  -12.58     5.71   10.29      N/A    11.30  -18.68     4.09    9.75      N/A   10.96
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989    6.58     8.61    4.54     9.52     8.67    0.48     7.05    3.87     9.46    8.61
Franklin Rising Dividends          1/27/1992   12.21     5.98   10.45      N/A     9.68    6.11     4.34    9.91      N/A    9.61
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995  -16.28    10.98    9.06      N/A    11.80  -22.38     9.51    8.50      N/A   11.56
Franklin Small Cap Value            5/1/1998   12.51    11.61     N/A      N/A     1.92    6.41    10.13     N/A      N/A    0.68
Securities - Class 11
Franklin U.S. Government - Class 1 3/14/1989    6.02     4.46    5.38     5.34     6.15   -0.08     2.78    4.73     5.26    6.08
Franklin Zero Coupon 2005 - Class  3/14/1989    7.31     3.34    6.07     7.18     8.17    1.21     1.62    5.43     7.11    8.11
1
Franklin Zero Coupon 2010 - Class  3/14/1989    4.05     1.72    6.39     8.03     8.70   -2.05    -0.06    5.76     7.97    8.64
1
Mutual Discovery Securities -      11/8/1996   -1.10     9.48    7.63      N/A     7.78   -7.20     7.96    7.03      N/A    7.31
Class 11
Mutual Shares Securities - Class   11/8/1996    5.71     9.75    8.62      N/A     9.05   -0.39     8.23    8.04      N/A    8.60
11
Templeton Developing Markets        3/4/1996   -9.45    -1.41   -7.82      N/A    -3.41  -15.55    -3.28   -8.91      N/A   -3.52
Securities - Class 11,3
Templeton Foreign Securities -      5/1/1992  -17.00    -1.01    2.11      N/A     5.96  -23.10    -2.87    1.39      N/A    5.89
Class 11,3,4
Templeton Growth Securities -      3/15/1994   -2.46     5.25    6.96      N/A     8.52   -8.56     3.60    6.35      N/A    8.45
Class 11
USAZ Templeton Developed Markets   11/5/2001     N/A      N/A     N/A      N/A     2.27     N/A      N/A     N/A      N/A   -3.83
- Class 1
SP Jennison International Growth   12/15/2000 -36.88      N/A     N/A      N/A   -35.90  -42.98      N/A     N/A      N/A  -41.09
SP Strategic Partners Focused      12/15/2000 -16.98      N/A     N/A      N/A   -20.45  -23.08      N/A     N/A      N/A  -25.59
Growth
PIMCO VIT High Yield               4/30/1998    0.84    -0.02     N/A      N/A     0.20   -5.26    -1.85     N/A      N/A   -1.08
PIMCO VIT StocksPLUS Growth &      12/31/1997 -12.75    -2.79     N/A      N/A     4.17  -18.85    -4.72     N/A      N/A    3.13
Income
PIMCO VIT Total Return             12/31/1997   6.78     4.32     N/A      N/A     4.99    0.68     2.64     N/A      N/A    3.96
USAZ PIMCO Growth and Income       11/5/2001     N/A      N/A     N/A      N/A     1.40     N/A      N/A     N/A      N/A   -4.70
USAZ PIMCO Renaissance             11/5/2001     N/A      N/A     N/A      N/A     9.95     N/A      N/A     N/A      N/A    3.85
USAZ PIMCO Value                   11/5/2001     N/A      N/A     N/A      N/A     9.38     N/A      N/A     N/A      N/A    3.28
USAZ Money Market                   2/1/2000    1.74      N/A     N/A      N/A     2.89   -4.36      N/A     N/A      N/A    0.16
USAZ Van Kampen Aggressive Growth   5/1/2001     N/A      N/A     N/A      N/A   -19.80     N/A      N/A     N/A      N/A  -25.90
USAZ Van Kampen Comstock            5/1/2001     N/A      N/A     N/A      N/A    -6.56     N/A      N/A     N/A      N/A  -12.66
USAZ Van Kampen Emerging Growth     5/1/2001     N/A      N/A     N/A      N/A    -8.22     N/A      N/A     N/A      N/A  -14.32
USAZ Van Kampen Growth and Income   5/1/2001     N/A      N/A     N/A      N/A    -3.38     N/A      N/A     N/A      N/A   -9.48
USAZ Van Kampen Growth              5/1/2001     N/A      N/A     N/A      N/A    -4.85     N/A      N/A     N/A      N/A  -10.95
----------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue
Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity
Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap
Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio,
Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging
Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.



[THIS TABLE WILL BE UPDATED UPON AMENDMENT]



CHART D-NEW CONTRACT WITH THE EARNINGS PROTECTION GMDB AND THE TRADITIONAL GMIB
( TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES OF 2.20%)
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2002:
HYPOTHETICAL

                                                   COLUMN I (WITHOUT CHARGES)                  COLUMN II (WITH CHARGES)
------------------------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

-----------------------------------------------------------------------------------------------------------------------------------

                                   11/5/2001     N/A      N/A     N/A      N/A     4.36     N/A      N/A     N/A      N/A   -1.74
USAZ Alliance Capital Growth and
Income
                                   11/5/2001     N/A      N/A     N/A      N/A     5.19     N/A      N/A     N/A      N/A   -0.91
USAZ Alliance Capital Large Cap
Growth
USAZ Alliance Capital Technology   11/5/2001     N/A      N/A     N/A      N/A     7.39     N/A      N/A     N/A      N/A    1.29
Franklin Global Communications     1/24/1989  -30.57   -14.46   -3.21     1.45     4.13  -36.67   -16.96   -4.08     1.38    4.07
Securities - Class 11
Franklin Growth and Income         1/24/1989   -3.86     3.36    8.03     8.88     8.16   -9.96     1.65    7.45     8.81    8.09
Securities -
----------------------------------
Class 11
Franklin High Income - Class 1     1/24/1989    2.30    -5.03   -1.48     4.24     4.33   -3.80    -7.07   -2.31     4.17    4.26
Franklin Income Securities -       1/24/1989   -0.92     3.91    5.16     7.21     7.94   -7.02     2.21    4.50     7.14    7.87
Class 11
Franklin Large Cap Growth           5/1/1996  -12.93     5.29    9.85      N/A    10.86  -19.03     3.65    9.31      N/A   10.51
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989    6.15     8.18    4.12     9.08     8.25    0.05     6.60    3.44     9.02    8.18
Franklin Rising Dividends          1/27/1992   11.76     5.56   10.01      N/A     9.25    5.66     3.91    9.46      N/A    9.17
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995  -16.61    10.53    8.62      N/A    11.35  -22.71     9.05    8.05      N/A   11.11
Franklin Small Cap Value            5/1/1998   12.06    11.16     N/A      N/A     1.51    5.96     9.67     N/A      N/A    0.26
Securities - Class 11
Franklin U.S. Government - Class 1 3/14/1989    5.59     4.04    4.96     4.92     5.73   -0.51     2.35    4.30     4.84    5.66
Franklin Zero Coupon 2005 - Class  3/14/1989    6.88     2.93    5.64     6.75     7.74    0.78     1.19    5.00     6.68    7.68
1
Franklin Zero Coupon 2010 - Class  3/14/1989    3.64     1.31    5.96     7.60     8.27   -2.46    -0.48    5.33     7.53    8.21
1
Mutual Discovery Securities -      11/8/1996   -1.50     9.04    7.20      N/A     7.35   -7.60     7.51    6.60      N/A    6.87
Class 11
Mutual Shares Securities - Class   11/8/1996    5.29     9.32    8.19      N/A     8.61   -0.81     7.78    7.60      N/A    8.16
11
Templeton Developing Markets        3/4/1996   -9.81    -1.81   -8.19      N/A    -3.80  -15.91    -3.69   -9.29      N/A   -3.91
Securities - Class 11,3
Templeton Foreign Securities -      5/1/1992  -17.34    -1.41    1.70      N/A     5.54  -23.44    -3.28    0.97      N/A    5.47
Class 11,3,4
Templeton Growth Securities -      3/15/1994   -2.85     4.83    6.53      N/A     8.09   -8.95     3.17    5.91      N/A    8.02
Class 11
USAZ Templeton Developed Markets   11/5/2001     N/A      N/A     N/A      N/A     2.20     N/A      N/A     N/A      N/A   -3.90
- Class 1
SP Jennison International Growth   12/15/2000 -37.13      N/A     N/A      N/A   -36.15  -43.23      N/A     N/A      N/A  -41.34
SP Strategic Partners Focused      12/15/2000 -17.31      N/A     N/A      N/A   -20.77  -23.41      N/A     N/A      N/A  -25.91
Growth
PIMCO VIT High Yield               4/30/1998    0.43    -0.42     N/A      N/A    -0.20   -5.67    -2.27     N/A      N/A   -1.50
PIMCO VIT StocksPLUS Growth &      12/31/1997 -13.10    -3.18     N/A      N/A     3.75  -19.20    -5.13     N/A      N/A    2.70
Income
PIMCO VIT Total Return             12/31/1997   6.35     3.91     N/A      N/A     4.57    0.25     2.21     N/A      N/A    3.53
USAZ PIMCO Growth and Income       11/5/2001     N/A      N/A     N/A      N/A     1.34     N/A      N/A     N/A      N/A   -4.76
USAZ PIMCO Renaissance             11/5/2001     N/A      N/A     N/A      N/A     9.88     N/A      N/A     N/A      N/A    3.78
USAZ PIMCO Value                   11/5/2001     N/A      N/A     N/A      N/A     9.31     N/A      N/A     N/A      N/A    3.21
USAZ Money Market                   2/1/2000    1.33      N/A     N/A      N/A     2.48   -4.77      N/A     N/A      N/A   -0.26
USAZ Van Kampen Aggressive Growth   5/1/2001     N/A      N/A     N/A      N/A   -20.02     N/A      N/A     N/A      N/A  -26.12
USAZ Van Kampen Comstock            5/1/2001     N/A      N/A     N/A      N/A    -6.81     N/A      N/A     N/A      N/A  -12.91
USAZ Van Kampen Emerging Growth     5/1/2001     N/A      N/A     N/A      N/A    -8.46     N/A      N/A     N/A      N/A  -14.56
USAZ Van Kampen Growth and Income   5/1/2001     N/A      N/A     N/A      N/A    -3.64     N/A      N/A     N/A      N/A   -9.74
USAZ Van Kampen Growth              5/1/2001     N/A      N/A     N/A      N/A    -5.11     N/A      N/A     N/A      N/A  -11.21
----------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue
Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity
Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap
Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio,
Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging
Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.



CHART E- INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2001
____________________________________________________________________________________________
                                                         ONE     FIVE       TEN       SINCE
INVESTMENT OPTION                                       YEAR     YEAR      YEAR     INCEPTION
                                                          %        %         %          %

----------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Franklin Global Communications Securities - Class      -29.24     -1.36      3.47        6.09
11
Franklin Growth and Income Securities - Class 11        -2.02     10.10     11.30       10.21
Franklin High Income - Class 1                           4.26      0.41      6.26        6.30
Franklin Income Securities - Class 11                    0.98      7.16      9.34        9.97
Franklin Large Cap Growth Securities - Class 11        -11.26     11.95       N/A       12.97
Franklin Real Estate - Class 11,2                        8.19      6.11     11.54       10.29
Franklin Rising Dividends Securities - Class 11         13.90     12.11       N/A       11.32
Franklin Small Cap - Class 11                          -15.02     10.69       N/A       13.59
Franklin Small Cap Value Securities - Class 11          14.21       N/A       N/A        3.45
Franklin U.S. Government - Class 1                       7.62      6.96      6.99        7.75
Franklin Zero Coupon 2005 - Class 1                      8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 1                      5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 11                   0.39      9.25       N/A        9.40
Mutual Shares Securities - Class 11                      7.31     10.25       N/A       10.69
Templeton Developing Markets Securities - Class         -8.08    -11.59       N/A      -10.94
11,3
Templeton Foreign Securities - Class 11,3,4            -15.75      4.88       N/A        9.78
Templeton Growth Securities - Class 11                  -0.98      8.56       N/A       10.16
USAZ Templeton Developed Markets - Class 1                N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90
----------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3.Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.


4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.



ILLUSTRATIONS
--------------------------------------------------------------------------------

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin," or accumulation phase, or the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Pay in illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

o  Payout  illustrations  are  designed  to  show  the  hypothetical  effect  of annuitizing  a  Contact,  or  receiving  a stream of  periodic  payments.  These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the GMIB values or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.
-------------------------------------------------------------------------------


FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON ALLIANZ LIFE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. ALLIANZ LIFE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. ALLIANZ LIFE DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Allianz Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Allianz Life, and its operations form a part of Allianz Life.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable Contracts such as the Contracts. The regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


Allianz Life intends that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity Contracts which are issued within a calendar year period to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity Contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals"- Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase
Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Allianz Life's administrative procedures. Allianz Life is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Allianz Life specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Allianz Life in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by Allianz Life and do not vary with the investment experience of an Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that Allianz Life will use is 5%. However, Allianz Life may agree to use a different value.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------


Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, _____, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, _____, are also included herein.

APPENDIX A - ILLUSTRATIONS
--------------------------------------------------------------------------------

                        IMPORTANT DISCLOSURES
         HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 2nd Contract anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

The Contract provides that the Contract cannot be annuitized prior to 2 years after the Contract issue date. For this reason, illustrations that you receive will be based upon an Income Date that is at least 2 years after the issue date.


You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable Investment Option expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract values and payout amounts when the Contract is annuitized. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.


The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.


 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.


THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your Contract.

 VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the Investment Option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance results may be more or less than those reflected in the hypothetical rates of return.







--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R)IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
 Date                                                                   L30570

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

 The value of a variable annuity will fluctuate, based on the performance of the underlying Investment Options, and the Contract owner may experience a gain or loss. Actual performance results may be more or less than those shown on this illustration.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase amount, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the Investment Option, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the Investment Option. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

 FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $30 Contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $50,000.


 Allianz Life deducts a mortality and expense risk charge which varies depending upon your selection of the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit (GMDB) options. Allianz Life also deducts an administration charge. This charge, together with the Contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the benefit combinations available to you and their Separate Account expenses during the Accumulation Phase, as a percentage of the average daily value of the Contract value allocated to the Variable Investment Options.




                                                CHARGES FOR CONTRACT WITH              CHARGES FOR CONTRACT WITH
                                                         NO GMIB                            TRADITIONAL GMIB
                                                M&E      Admin.     Total                M&E     Admin.    Total
                                               CHARGE    CHARGE    CHARGE              CHARGE    CHARGE   CHARGE
Traditional Guaranteed Minimum Death Benefit    1.60%     0.15%     1.75%               1.75%    0.15%     1.90%
Earnings Protection
      Guaranteed Minimum Death Benefit          1.90%     0.15%     2.05%               2.05%    0.15%     2.20%
Enhanced Guaranteed Minimum Death Benefit       1.90%     0.15%     2.05%               2.00%    0.15%     2.15%



-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark (R)IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 7-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options 1-5. If you do not hold your Contract for seven years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any applicable MVA less any applicable premium tax) two years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The Traditional GMIB Value is equal to the total Purchase Payments adjusted for partial withdrawals.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
     Contract Value or
     total Purchase Payments.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
 oContract Value or
 oThe Enhanced Guaranteed Minimum Death Benefit which is equal to the greater of:
           ototal Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150%
             of purchase payments adjusted for partial withdrawals); or

           othe maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The EP GMDB guarantees the greater of 1, 2 or 3, less any applicable premium tax:
1)   Contract Value ;
2)   total Purchase Payments less adjusted partial withdrawals;
3)   Contract Value PLUS

oIf you are 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or oIf you are 70 or older on the Issue Date, 35% of the lesser of (a) or
(b).
     (a) Is the Contract Value minus total Purchase Payments.
     (b) Is three times the total Purchase Payments made in the first two Contract years.



-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark (R)IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

If you take money out of the Contract, Allianz Life may assess a Contingent Deferred Sales Charge (CDSC). The CDSC starts at 6% in the first year and declines to 0% after we have had a Purchase Payment for 7 complete years. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

There are also daily investment charges which currently range, on an annual basis, from ____% to ____% of the average daily value of the Investment Option, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the performance of the selected Investment Options. The Contract Value reflects all Contract charges, and Investment Option expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.










-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark (R)IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                            USALLIANZ VALUEMARK(R) IV

PREPARED FOR                                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                     Contract Type: Non-Qualified
                                                     Guaranteed Minimum Income Benefit (GMIB):
                                                     Guaranteed Minimum Death Benefit (GMDB:

                                                     HYPOTHETICAL FIXED PAYOUT ANNUITIZATION



Annuitization Age: 65, Male                                                                Annuity Value:            520,097.92
Federal Tax Rate:
Annuitization Date:                                                                           Cost Basis:            500,000.00

                                       Monthly                           Exclusion                Taxable
                                       PAYOUT                            AMOUNT                  AMOUNT
                                       xxxx.xx                          xxxxx.xx                                xxxxx.xx

This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is for illustrative purposes only and is no guarantee of return of future performance.



















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark (R)IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how a varying rate of return may affect Contract values, death benefits, and income benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is for illustrative purposed only and is no guarantee of return or future performance. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed income benefit would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The value of a variable annuity will fluctuate, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. For complete information about USAllianz Valuemark IV, a flexible premium variable annuity, including fees and expenses, refer to the prospectus from USAllianz Investor Services, LLC. Read it carefully before sending money.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. Withdrawals may be subject to a surrender charge, included in taxable income, and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an individual retirement annuity or other qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA.

The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. This section is designed to provide information on the subjects covered. It is not, however, intended to provide specific legal, tax or other professional advice. For complete details, consult with your tax advisor or attorney and refer to the prospectus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 Contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $50,000.


Allianz Life deducts a mortality and expense risk charge which varies depending upon your selection of the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit (GMDB) options . Allianz Life also deducts an administration charge. This charge, together with the Contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their Separate Account expenses during the Accumulation Phase, as a percentage of the average daily value of the Contract value allocated to the Variable Investment Options.



-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                                                                            A-7
                                                CHARGES FOR CONTRACT WITH              CHARGES FOR CONTRACT WITH
                                                         NO GMIB                            TRADITIONAL GMIB
                                                M&E      Admin.     Total                M&E     Admin.    Total
                                               CHARGE    CHARGE    CHARGE              CHARGE    CHARGE   CHARGE
Traditional Guaranteed Minimum Death Benefit    1.60%     0.15%     1.75%               1.75%    0.15%     1.90%
Earnings Protection
      Guaranteed Minimum Death Benefit          1.90%     0.15%     2.05%               2.05%    0.15%     2.20%
Enhanced Guaranteed Minimum Death Benefit       1.90%     0.15%     2.05%               2.00%    0.15%     2.15%

The selection of the GMIB and GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 7-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options 1-5. If you do not hold your Contract for seven years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any applicable MVA less any applicable premium tax) two years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The Traditional GMIB Value is equal to the total Purchase Payments adjusted for partial withdrawals:

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
     oContract Value or
     ototal Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o The Enhanced Guaranteed Minimum Death Benefit which is equal to the greater of:
        o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or

        o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The EP GMDB guarantees the greater of 1, 2 or 3, less any applicable premium tax:
1)   Contract Value;
2)   total Purchase Payments less adjusted partial withdrawals;
3)   Contract Value PLUS
     o If you are 69 or younger on the Issue Date, 50% of the lesser of (a) or
       (b),or
     o If you are 70 or older on the Issue Date, 35% of the lesser of (a) or (b)
     (a) Is the Contract Value minus total Purchase Payments.
     (b) Is three times the total Purchase Payments made in the first two Contract years.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 Date                                                                    L30570

                                                                            A-8
If you take money out of the Contract, Allianz Life may assess a Contingent Deferred Sales Charge (CDSC). The CDSC starts at 6% in the first year and declines to 0% after we have had Purchase Payments for 7 complete years. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

There are also daily investment charges which currently range, on an annual basis, from ____% to ____% of the average daily value of the Investment Option, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the performance of the selected Investment Options. The Contract Value reflects all Contract charges, and Investment Option expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

-------------------------------------------------------------------------------











This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                                                                            A-9
                            USALLIANZ VAULEMARK(R) IV


PREPARED FOR                                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                             Contract Type:                     Non-Qualified

                                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                                     Guaranteed Minimum Death Benefit (GMDB):


                     HYPOTHETICAL FIXED RETURN ILLUSTRATION
                           GROSS RATE OF RETURN X.XX%

    ------------ -------- -------------------- --------------- -------------- ---------------- ------------- ------------ --------

    END OF YEAR    AGE    HYPOTHETICAL GROSS      PURCHASE      WITHDRAWALS   CONTRACT VALUE       CASH         GMIB       GMDB
                            RATE OF RETURN        PAYMENTS                                      SURRENDER
                          -------------------                                                     VALUE

                          (NOT TO EXCEED 12%)
    ------------ -------- -------------------- --------------- -------------- ---------------- ------------- ------------ --------

         1         45           xx.xx%           $x,xxx.00       ($xxx.00)      $x,xxxx.00      $x,xxxx.00    $x,xxx.00


    ------------ -------- -------------------- --------------- -------------- ---------------- ------------- ------------ --------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average Investment Option fee of .XXXX%.

This illustration is not intended to serve as a projection or prediction of future returns.

An illustration showing a hypothetical 0% gross rate of return is contained on the following page.





















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                  L30570

                                                                           A-10
                            USALLIANZ VALUEMARK(R) IV

PREPARED FOR                                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                             Contract Type:    Non-Qualified

                                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                                     Guaranteed Minimum Death Benefit (GMDB):

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%

------------ ------ ------------------ -------------- ---------------- -------------- --------------- ------------- --------------

               AGE     HYPOTHETICAL       PURCHASE       WITHDRAWALS      CONTRACT          CASH           GMIB          GMDB
END OF YEAR           GROSS RATE OF      PAYMENTS                          VALUE        SURRENDER
                         RETURN                                                           VALUE

------------ ------ ------------------ -------------- ---------------- -------------- --------------- ------------- --------------

     1        45         xx.xx%          $x,xxx.00       ($xxx.00)      $x,xxxx.00      $x,xxxx.00     $x,xxx.00      $x,xxx.00


------------ ------ ------------------ -------------- ---------------- -------------- --------------- ------------- --------------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average Investment Option fee of .XXXX%.

 [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]
















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                            USALLIANZ VALUEMARK(R) IV

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                     GUARANTEED MINIMUM DEATH BENEFIT REPORT

  ------------------- ----- ----------------------- ---------------- -------------------- -------------------- ---------------------

                        AGE     HYPOTHETICAL GROSS       PURCHASE          WITHDRAWALS        CONTRACT VALUE             GMDB
   ANNIVERSARY YEAR             RATE OF RETURN         PAYMENTS

                             (NOT TO EXCEED 12%)
  ------------------- ----- ----------------------- ---------------- -------------------- -------------------- ---------------------

      Mm/dd/yyyy       45           xx.xx%              $xxx.00         ($x,xxxx.00)          $x,xxxx.00            $x,xxx.00
  ------------------- ----- ----------------------- ---------------- -------------------- -------------------- ---------------------


This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average Investment Option fee of .xxxx% .

An illustration showing a hypothetical 0% gross rate of return is contained on the following page. This illustration is for illustrative purposes only and is no guarantee of return or future performance.























-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                            USALLIANZ VALUEMARK(R) IV
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                     GUARANTEED MINIMUM DEATH BENEFIT REPORT

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):

   ------------------- ------ ------------------- ------------- --------------- ---------------- ---------------

                         AGE      HYPOTHETICAL       PURCHASE     WITHDRAWALS    CONTRACT VALUE        GMDB
    ANNIVERSARY YEAR            GROSS RATE OF       PAYMENTS
                                    RETURN

                                   ( 0.00%)
   ------------------- ------ ------------------- ------------- --------------- ---------------- ---------------

       Mm/dd/yyyy       45          xx.xx%         ($xxx.00)      $x,xxxx.00      $x,xxxx.00       $x,xxx.00

   ------------------- ------ ------------------- ------------- --------------- ---------------- ---------------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average Investment Option fee of .xxxx% .

This illustration is for illustrative purposes only and is no guarantee of return or future performance.

 [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]





















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                            USALLIANZ VALUEMARK(R) IV

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type:          Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT


   ACCUMULATION PHASE                                                                                              PAYOUT PHASE
 ---------------- ----- ---------------- ------------- ----------- ----------- ------------- ---------- -- ---------- --------------
                   AGE    HYPOTHETICAL    NET PURCHASE  CONTRACT
   ANNIVERSARY           GROSS RATE OF    PAYMENTS*      VALUE     3% ANNUAL   MAXIMUM       GMIB          MONTHLY    ANNUAL
      YEAR                  RETURN                                 INCREASE    ANNIVERSARY
                        (NOT TO EXCEED                             AMOUNT      VALUE
                             12%)

 ---------------- ----- ---------------- ------------- ----------- ----------- ------------- ---------- -- ---------- --------------

    Mm/dd/yyyy     45        xx.xx%         $xxx.00     $x,xxxx.00  $x,xxx.00    $x,xxx.00    $x,xxx.00     $x,xxx.00  $x,xxx.00
 --------------- ------ --------------- -------------- ----------- ----------- ------------- ---------- -- ---------- ---------- --

*The Net Purchase Paymentcolumn represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average Investment Option fee of .xxxx%.

An illustration showing a hypothetical 0% gross rate of return is contained on the following page. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                          USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT


ACCUMULATION PHASE                                                                                         PAYOUT PHASE
---------------- ------ -------------- ------------ ----------- ---------- -------------- ---------- -- ---------- ----------
                   AGE   HYPOTHETICAL   NET          CONTRACT    3%            MAXIMUM       GMIB        MONTHLY    ANNUAL
  ANNIVERSARY            GROSS RATE    PURCHASE       VALUE     ANNUAL      ANNIVERSARY
     YEAR                 OF RETURN     PAYMENTS*               INCREASE       VALUE
                                                                 AMOUNT
                           (0.00%)

---------------- ------ -------------- ------------ ----------- ---------- -------------- ---------- -- ---------- ----------

Mm/dd/yyyy     45       xx.xx%        $xxx.00    $x,xxxx.00  $x,xxx.00   $x,xxx.00    $x,xxx.00      $x,xxx.00  $x,xxx.00
---------------- ----- --------------- ------------ ----------- ---------- ------------- ---------- --- ---------- ----------

*The Net Purchase Paymentcolumn represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the Contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average Investment Option fee of .xxxx% .

This illustration is for illustrative purposes only and is no guarantee of return or future performance.

[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.]

















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                              IMPORTANT DISCLOSURES
                   REQUIRED MINIMUM DISTRIBUTION ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how much an individual (or the beneficiary) MUST receive from the individual's qualified retirement plan and/or Individual Retirement Account
 (IRA). It illustrates the amount that must be distributed in accordance with IRS regulations, based upon the inputs provided and the assumptions underlying this illustration. No representations are made that these rates of return can be achieved for any one year or sustained over any period of time.

 The value of a variable annuity will fluctuate, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance results may be more or less than those reflected in the hypothetical rates of return. The amount which will actually have to be withdrawn from an individual's qualified retirement plan or IRA upon reaching the required beginning date (see below) will depend upon actual Investment Option performance.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the variable annuity's current prospectus. The figures reflect the deduction of the applicable contingent deferred sales charge (CDSC). For complete information about USAllianz Valuemark IV, a flexible Purchase Payment variable annuity, including fees and expenses, refer to the prospectus. Read it carefully before sending money.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the Investment Option, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the Investment Option. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical purchase date, and calculates the change in Contract value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes mortality and expense charges, administration charges, and Investment Option fees, but does not include CDSC.

Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration



--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

REQUIRED BEGINNING DATE FOR PAYMENTS

 Internal Revenue Code 401(a)(9) requires that distributions from a qualified Contract start by the required beginning date. For IRA Contracts, the required beginning date is April 1 following the calendar year in which age 70 1/2 is reached. For TSA Contracts or 401 plan benefits, the required beginning date is April 1 following the calendar year in which age 70 1/2 is reached, or following the calendar year in which separation from service occurs, whichever is later. For 401 plan benefits of a 5% owner of the employer, the required beginning date is the same as that for an IRA Contract.

AMOUNT OF PAYMENTS

 Payments after the required beginning date must be made on a schedule that will pay out the entire value of the Contract over the life or life expectancy of the Contractholder and an individual 10 years younger than the Contractholder, regardless of the actual age of any designated beneficiary, except when distributions can be reduced by taking into account the life expectancy of a beneficiary who is a spouse more than 10 years younger than the Contractholder.

 If the required minimum distribution is met other than through the annuitization of the Contract, then by the required beginning date the distribution for the calendar year preceding the required beginning date will need to be taken. A distribution will need to be taken for each subsequent calendar year (including the year in which the required beginning date occurs) by December 31 of that calendar year.

 If the required minimum distribution is met through the annuitization of the Contract, then substantially equal payments must be made at least annually starting by the required beginning date.

CONTRACT AGGREGATION

The IRS allows the Contractholder to take a distribution from one IRA to meet the distribution requirements for all IRAs, and to take a distribution from one TSA for all TSAs that the Contractholder owns.

 PENALTIES

  Failure to receive such a distribution can subject the Contractholder to a 50% excise tax on the amount by which distributions fall short of the Internal Revenue Service (IRS) requirement. For example, if the RMD for a given year is $2,000.00, and $1,500.00 is withdrawn, the $500.00 shortfall may be subject to a 50% excise tax imposed by the IRS.

  DIRECT ROLLOVERS LIMITED

 In addition, direct rollovers of distribution from a TSA or 401 plan are restricted beginning January 1 of the year age 70 1/2 will be reached. From that point forward, a direct rollover is permitted only if the amount is not an annuitization payment, and the Contractholder has already withdrawn from the Contract during the current year an amount equal to the required minimum distribution for the year calculated based on that Contract alone and their single life expectancy. For assistance in determining how the required minimum distribution rules apply to the Contractholder and the alternative best suited to their needs, please consult a qualified tax advisor.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. Withdrawals may be subject to a surrender charge, included in taxable income, and prior to age 59 1/2 may be subject to a 10% federal tax penalty. A withdrawal in excess of the contact's free withdrawal amount may be subject to a maximum CDSC of 7%. The amount of the CDSC declines to 0% over time.



--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. . If the Contract is an individual retirement annuity or other qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. This section is designed to provide information on the subjects covered. It is not, however, intended to provide specific legal, tax, or other professional advice. For complete details, consult with your tax advisor or attorney and refer to the prospectus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 Contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $50,000.

Allianz Life deducts a mortality and expense risk charge which variesdepending upon your selection of the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit (GMDB) options . Allianz Life also deducts an administration charge. This charge, together with the Contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their Separate Account expenses during the Accumulation Phase, as a percentage of the average daily value of the Contract value allocated to the Variable Investment Options.


                                                CHARGES FOR CONTRACT WITH              CHARGES FOR CONTRACT WITH
                                                         NO GMIB                            TRADITIONAL GMIB
                                                M&E      Admin.     Total                M&E     Admin.    Total
                                               CHARGE    CHARGE    CHARGE              CHARGE    CHARGE   CHARGE
Traditional Guaranteed Minimum Death Benefit    1.60%     0.15%     1.75%               1.75%    0.15%     1.90%
Earnings Protection
      Guaranteed Minimum Death Benefit          1.90%     0.15%     2.05%               2.05%    0.15%     2.20%
Enhanced Guaranteed Minimum Death Benefit       1.90%     0.15%     2.05%               2.00%    0.15%     2.15%

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value (adjusted for any applicable MVA less any applicable premium tax) adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 7-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options 1-5. If you do not hold your Contract for seven years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The Traditional GMIB Value is equal to the total Purchase Payments adjusted for partial withdrawals:





-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
     oContract Value or
     ototal Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o The Enhanced Guaranteed Minimum Death Benefit which is equal to the greater of:
        o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or

        o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The EP GMDB guarantees the greater of 1, 2 or 3, less any applicable premium tax:
1)   Contract Value;
2)   total Purchase Payments less adjusted partial withdrawals;
3)   Contract Value PLUS
     o If you are 69 or younger on the Issue Date, 50% of the lesser of (a) or
       (b),or
     o If you are 70 or older on the Issue Date, 35% of the lesser of (a) or (b)
     (a) Is the Contract Value minus total Purchase Payments.
     (b) Is three times the total Purchase Payments made in the first two Contract years.

If you take money out of the Contract, Allianz Life may assess a Contingent Deferred Sales Charge (CDSC). The CDSC starts at 6% in the first year and declines to 0% after we have had Purchase Payments for 7 complete years. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

There are also daily investment charges which currently range, on an annual basis, from _____% to ____% of the average daily value of the Investment Option, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the performance of the selected Investment Options. The Contract Value reflects all Contract charges, and Investment Option expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.
IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.
-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                       STANDARDIZED AVERAGE ANNUAL RETURN
                      AND ADJUSTED INVESTMENT OPTION RETURN

 As of [12/31/2000], a one time Purchase Paymentof $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all Contract charges but without regard to taxes:

                                                                           SINCE       DATE OF        SINCE         DATE OF
                                                                     INVESTMENTOPTION INVESTMENTOPTION SUBACCOUNT   SUBACCOUNT
INVESTMENT OPTION                     1 YEAR       5 YEAR     10 YEARS   INCEPTION    INCEPTION      INCEPTION       INCEPTION
Alger American Growth Fund                 *             *            *                     *                     1/22/2001
USAllianz Strategic Growth Fund      (24.76%)        7.29%            *     11.02%                                4/19/1995



Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Investment Option returns prior to SubAccount inception have been adjusted for Contract expenses.




Past performance is not a guarantee of future results.


[THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL
 INFORMATION]






















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):


                          REQUIRED MINIMUM DISTRIBUTION

                   BASED UPON ADJUSTED HISTORICAL PERFORMANCE

                 Age          Adjusted Historical          Applicable         Contract        Annual         Cumulative
                             Average Annual Return           Divisor            Value         Payout           Payout
                 51                xx.xx%                     33.1              10,000           302              302
                 52                                           32.2              10,183           316              618
                 53                                           31.3              10,360           331              949
                 54                                           30.4              10,530           346            1,296
                 55                                           29.5              10,693           362            1,658
                 56                                           28.6              10,847           379            2,037
                 57                                           27.7              10,991           397            2,434
                 58                                           26.8              11,124           415            2,849
                 59                                           25.9              11,245           434            3,284
                 60                                           25.0              11,351           454            3,738
                 61                                           24.2              11,442           473            4,210
                 62                                           23.3              11,517           494            4,705
                 63                                           22.5              11,574           514            5,219
                 64                                           21.6              11,613           538            5,757
                 65                                           20.8              11,629           559            6,316
                 66                                           20.0              11,623           581            6,897
                 67                                           19.2              11,594           604            7,501
                 68                                           18.4              11,540           627            8,128
                 69                                           17.6              11,458           651            8,779
                 70                                           16.8              11,348           675            9,455






-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                                                                            A-21


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified

                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                               Guaranteed Minimum Death Benefit (GMDB):

                          REQUIRED MINIMUM DISTRIBUTION

                   BASED UPON ADJUSTED HISTORICAL PERFORMANCE
                             Adjusted Historical
                 Age           Average Annual          Applicable           Contract          Annual          Cumulative
                                   Return                Divisor              Value           Payout            Payout
                 71                                       16.0                11,206             700            10,155
                 72                                       15.3                11,031             721            10,876
                 73                                       14.6                10,825             741            11,617
                 74                                       13.9                10,588             762            12,379
                 75                                       13.2                10,318             782            13,161
                 76                                       12.5                10,013             801            13,962
                 77                                       11.9                 9,672             813            14,775
                 78                                       11.2                 9,303             831            15,605
                 79                                       10.6                 8,896             839            16,444
                 80                                       10.0                 8,459             846            17,290
                 81                                        9.5                 7,994             841            18,132
                 82                                        8.9                 7,510             844            18,976
                 83                                        8.4                 7,000             833            19,809
                 84                                        7.9                 6,475             820            20,628
                 85                                        7.4                 5,938             802            21,431
                 86                                        6.9                 5,392             781            22,212
                 87                                        6.5                 4,841             745            22,957
                 88                                        6.1                 4,301             705            23,662
                 89                                        5.7                 3,776             662            24,325
                 90                                        5.3                 3,269             617            24,941

Annual Payout is the Contract value divided by the applicable divisor.

This illustration is based upon weighted aggregate historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.







-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed income benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the purchase payments shown; and (3) the customer had allocated the purchase payments to the Investment Options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 Performance data for the Investment Options illustrated in this illustration reflects the deduction of the Contract mortality and expense risk charge, administration charge and Contract maintenance charge. The fees and expenses of the underlying Investment Options which serve as funding vehicles are also reflected. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash surrender value figures that are illustrated, but not Contract value figures. For complete information about USAllianz Valuemark IV, a flexible Purchase Payment variable annuity, including fees and expenses, refer to the prospectus from USAllianz Investor Services, LLC. Read it carefully before sending money.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the Investment Option, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the Investment Option. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.
The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical purchase date, and calculates the change in Contract value from the beginning of the hypothetical period to the end of the period, adjusted for additional purchase payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes mortality and expense charges, administration charges, and Investment Option fees, but does not include CDSC.



--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

TAXES: The effect of income, penalty, and state premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. Withdrawals may be subject to a surrender charge, included in taxable income, and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an individual retirement annuity or other qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA.

The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. It is not, however, intended to provide specific legal, tax or other professional advice. For complete details, consult with your tax advisor or attorney and refer to the prospectus.

Please read the prospectus for further information.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 Contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $50,000.

Allianz Life deducts a mortality and expense risk charge whichvaries depending upon your selection of the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit (GMDB) options . Allianz Life also deducts an administration charge. This charge, together with the Contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their Separate Account expenses during the Accumulation Phase, as a percentage of the average daily value of the Contract value allocated to the Variable Investment Options.


                                                CHARGES FOR CONTRACT WITH              CHARGES FOR CONTRACT WITH
                                                         NO GMIB                            TRADITIONAL GMIB
                                                M&E      Admin.     Total                M&E     Admin.    Total
                                               CHARGE    CHARGE    CHARGE              CHARGE    CHARGE   CHARGE
Traditional Guaranteed Minimum Death Benefit    1.60%     0.15%     1.75%               1.75%    0.15%     1.90%
Earnings Protection
      Guaranteed Minimum Death Benefit          1.90%     0.15%     2.05%               2.05%    0.15%     2.20%
Enhanced Guaranteed Minimum Death Benefit       1.90%     0.15%     2.05%               2.00%    0.15%     2.15%


The selection of the GMIB and GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570

The GMIB is subject to a 7-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options 1-5. If you do not hold your Contract for seven years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The Traditional GMIB Value is equal to the total Purchase Payments adjusted for partial withdrawals:

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
     oContract Value or
     ototal Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o The Enhanced Guaranteed Minimum Death Benefit which is equal to the greater of:
        o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or

        o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The EP GMDB guarantees the greater of 1, 2 or 3, less any applicable premium tax:
1)   Contract Value;
2)   total Purchase Payments less adjusted partial withdrawals;
3)   Contract Value PLUS
     o If you are 69 or younger on the Issue Date, 50% of the lesser of (a) or
       (b),or
     o If you are 70 or older on the Issue Date, 35% of the lesser of (a) or (b)
     (a) Is the Contract Value minus total Purchase Payments.
     (b) Is three times the total Purchase Payments made in the first two Contract years.

If you take money out of the Contract, Allianz Life may assess a Contingent Deferred Sales Charge (CDSC). The CDSC starts at 6% in the first year and declines to 0% after we have had Purchase Payments for 7 complete years. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

There are also daily investment charges which currently range, on an annual basis, from _____% to _____% of the average daily value of the Investment Option, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the performance of the selected Investment Options. The Contract Value reflects all Contract charges, and Investment Option expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.


-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.







































-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified

                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                                                               Guaranteed Minimum Death Benefit (GMDB):

                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2002], a one-time Purchase Paymentof $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:
                                                                           SINCE        DATE OF     SINCE    DATE OF
                                                                           PORTFOLIO  INVESTMENT  INVESTMENT SUB-ACCOUNT
                                                                                        OPTION     OPTION
INVESTMENT OPTION                              1 YEAR   5 YEAR    10 YEAR  INCEPTION    INCEPTION  INCEPTION  INCEPTION






Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Investment Option returns prior to sub account inception have been adjusted for Contract expenses.

Past performance is not a guarantee of future results.

    [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]























-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS SELECTED

____ Portfolio (___%)
____ Portfolio (___%)


                          EFFECT OF ADJUSTED HISTORICAL

                     RETURNS ON ILLUSTRATED CONTRACT VALUES


---------------- ------ ---------------------- ---------- --------------- ------------- --------------- ----------- ---------
---------------   AGE    ADJUSTED HISTORICAL   PURCHASEPAYWITHDRAWALS       CONTRACT         CASH          GMIB       GMDB
    END OF              AVERAGE ANNUAL RETURN                                VALUE        SURRENDER
     YEAR                                                                                   VALUE
---------------- ------ ---------------------- ---------- --------------- ------------- --------------- ----------- ---------

  Mm/dd/yyyy      45           Xx.xx%         $x,xxx.00     $(xxx.00)      $x,xxxx.00     $x,xxxx.00    $x,xxx.00

---------------- ------ --------------------- ----------- --------------- ------------- --------------- ----------- ---------



This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.





















------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                 L30570


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS SELECTED

____ Portfolio (___%)
____ Portfolio (___%)



                  ADJUSTED HISTORICAL INVESTMENT OPTION REPORT

                           FOR INVESTMENT OPTION NAME


-------------------- ------- ---------------- -------------- ----------------- --------------- -------------------

-------------------   AGE       ADJUSTED      PURCHASE         WITHDRAWALS       INVESTMENT
    END OF YEAR                HISTORICAL     PAYMENTS                         OPTION VALUE*
                             AVERAGE ANNUAL
                                 RETURN
-------------------- ------- ---------------- -------------- ----------------- --------------- -------------------

    Mm/dd/yyyy         45        xx.xx%         $x,xxx.00       ($xxx.00)        $x,xxxx.00


-------------------- ------- ---------------- -------------- ----------------- --------------- -------------------


*The term "Investment Option value" is an amount equal to the sum of each Accumulation unit value multiplied by the number of Investment Option units.

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                      L30570

                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS SELECTED

____ Portfolio (___%)
____ Portfolio (___%)
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT


    ------------------- ------ --------------------- ------------------ ------------------- ------------------ -----------------

    ------------------   AGE   ADJUSTED HISTORICAL   PURCHASE PAYMENTS     WITHDRAWALS       CONTRACT VALUE          GMDB
     ANNIVERSARY YEAR             AVERAGE ANNUAL
                                      RETURN
    ------------------- ------ --------------------- ------------------ ------------------- ------------------ -----------------

        Mm/dd/yyyy       45           xx.xx%              $xxx.00          ($x,xxxx.00)        $x,xxxx.00         $x,xxx.00

    ------------------- ------ --------------------- ------------------ ------------------- ------------------ -----------------



This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.





























------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                                                                           A-30


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):
                                                               Annuity Option:
INVESTMENT OPTIONS SELECTED

____ Portfolio (___%)
____ Portfolio (___%)

                                      GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                                              PAYOUT PHASE


    ----------------- ------ ----------- ------------ ------------ ----------- -------------- ----------- -- ----------- -----------
    ----------------   AGE   ADJUSTED        NET       CONTRACT
    ANNIVERSARY YEAR         HISTORICAL   PURCHASE       VALUE      ANNUAL        MAXIMUM     GMIB            MONTHLY      ANNUAL
                             AVERAGE      PAYMENTS*                INCREASE     ANNIVERSARY
                             ANNUAL                                  AMOUNT        VALUE
                               RETURN
    ----------------- ------ ----------- ------------ ------------ ----------- -------------- ----------- -- ----------- -----------

        Mm/dd/yyyy     45       xx.xx%      $xxx.00    $x,xxxx.00    $x,xxx.00   $x,xxx.00     $x,xxx.00      $x,xxx.00   $x,xxx.00
    ----------------- ------ ----------- ------------ ------------ ----------- ------------- ------------ -- ----------- ----------

*The Net Purchase Paymentcolumn represents purchase payments minus withdrawals in the accumulation phase.


This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.





















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                                                                            A-31


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING
                                                                                                                  PERIOD
            INITIAL                  MONTHLY                    INITIAL                 ENDING
ENDING
            PURCHASE                 TRANSFER                 TRANSFER                  TRANSFER
VALUE
             PAYMENT                  PERIODS                   DATE                      DATE
DATE
           $50,000.00                   20                    05/01/1993             12/01/1994                 03/31/2001

                                                                                                                     WITHOUT
                                                                                                DOLLAR COST        DOLLAR COST
                                                   ALLOCATION      ALLOCATION     MONTHLY        AVERAGING          AVERAGING
          INVESTMENT OPTIONS                       PERCENTAGE        AMOUNT      TRANSFER      ENDING VALUE       ENDING VALUE
FROM :
TO:

TOTAL                                               100%



Dollar Cost Averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar Cost Averaging does not ensure a profit.

This report is based off your initial lump-sum Purchase Paymentonly, as illustrated above. Future purchase payments are not taken into consideration.

Average annual returns for the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

The Investment Options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns.

 This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.











-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

                          IMPORTANT DISCLOSURES
              HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 2nd Contract anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

The Contract provides that the Contract cannot be annuitized prior to 2 years after the Contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 2 years after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable Investment Option expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract values and payout amounts when the Contract is annuitized. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your Contract.

 VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the portfolio(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable Investment Options.

The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.






--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

 STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a contingent deferred sales charge (CDSC) at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

 FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 Contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $50,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon your selection of the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit (GMDB) options Allianz Life also deducts an administration charge. This charge, together with the Contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their Separate Account expenses during the Accumulation Phase, as a percentage of the average daily value of the Contract value allocated to the Variable Investment Options.


                                                CHARGES FOR CONTRACT WITH              CHARGES FOR CONTRACT WITH
                                                         NO GMIB                            TRADITIONAL GMIB
                                                M&E      Admin.     Total                M&E     Admin.    Total
                                               CHARGE    CHARGE    CHARGE              CHARGE    CHARGE   CHARGE
Traditional Guaranteed Minimum Death Benefit    1.60%     0.15%     1.75%               1.75%    0.15%     1.90%
Earnings Protection
      Guaranteed Minimum Death Benefit          1.90%     0.15%     2.05%               2.05%    0.15%     2.20%
Enhanced Guaranteed Minimum Death Benefit       1.90%     0.15%     2.05%               2.00%    0.15%     2.15%

 The selection of the GMIB and GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 7-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options 1-5. If you do not hold your Contract for seven years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any applicable MVA less any applicable premium tax) two years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The Traditional GMIB Value is equal to the total Purchase Payments adjusted for partial withdrawals:




-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
     oContract Value or
     ototal Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o The Enhanced Guaranteed Minimum Death Benefit which is equal to the greater of:
        o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or

        o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The EP GMDB guarantees the greater of 1, 2 or 3, less any applicable premium tax:
1)   Contract Value;
2)   total Purchase Payments less adjusted partial withdrawals;
3)   Contract Value PLUS
     o If you are 69 or younger on the Issue Date, 50% of the lesser of (a) or
       (b),or
     o If you are 70 or older on the Issue Date, 35% of the lesser of (a) or (b)
     (a) Is the Contract Value minus total Purchase Payments.
     (b) Is three times the total Purchase Payments made in the first two Contract years.

If you take money out of the Contract, Allianz Life may assess a Contingent Deferred Sales Charge (CDSC). The CDSC starts at 6% in the first year and declines to 0% after we have had a purchase payment for 7 complete years. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

There are also daily investment charges which currently range, on an annual basis, from ______% to ______% of the average daily value of the Portfolio, depending upon the Portfolio.


This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.


The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the performance of the selected Investment Options. The Contract Value reflects all Contract charges, and Investment Option expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.


The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.








-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                      L30570

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.


-------------------------------------------------------------------------------

                       STANDARDIZED AVERAGE ANNUAL RETURN
                      AND ADJUSTED INVESTMENT OPTION RETURN

 As of [12/31/2000], a one time Purchase Paymentof $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all Contract charges but without regard to taxes:

                                                                         SINCE       DATE OF      SINCE        DATE OF
                                                                         INVESTMENT INVESTMENT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                         OPTION      OPTION
INVESTMENT OPTION                        1 YEAR    5 YEAR   10 YEARS     INCEPTION   INCEPTION    INCEPTION
INCEPTION




Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life sub account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Investment Option returns prior to sub-account inception have been adjusted for Contract expenses.

Past performance is not a guarantee of future results.

       [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]











--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                    L30570


                            USALLIAZ VALUEMARK(R) IV

PREPARED FOR                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                                       Contract Type:   Non-Qualified
                                                               Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                              Guaranteed Minimum Death Benefit (GMDB):



                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS


ANNUITY OPTION: {NAME OF OPTION CHOSEN AND OTHER INFO IN THE GUI HERE}

Annuitization Age:                      65, Male                                                  Annuity Value:      520,097.92
Federal Tax Rate:                       28%
Assumed Interest Rate (AIR):            3.5%
Annuitization Date:                                                                                  Cost Basis:      500,000.00

  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                    ALLOCATION
  ALGER AMERICAN GROWTH FUND                                90%     USALLIANZ STRATEGIC GROWTH FUND                          10%


   ------------------ ------------------ ----------------------- ------------------------ -------------------- ------------------
   -----------------     PAYOUT AGE          MONTHLY PAYOUT         EXCLUSION AMOUNT        TAXABLE AMOUNT     CUMULATIVE PAYOUT
     PERIOD ENDING
         DATE

   ------------------ ------------------ ----------------------- ------------------------ -------------------- ------------------

This illustration is based upon weighted aggregate historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.





--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a Contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the Valuemark(R) IV, a flexible premium variable annuity. The prospectus contains more information, including fees, expenses and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.
USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
Date                                                                     L30570

APPENDIX-B
--------------------------------------------------------------------------------



[TO BE UPDATED UPON AMENDMENT]

CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this Statement of Additional Information.

Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the Appendix to the Prospectus. AUV information reflecting the additional combination of charges is listed below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this Statement of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)                                                                  CONTRACT WITH GMIB AND
                                                    STANDARD CONTRACT AND                    5% INCREASE/6 YEAR STEP UP OR
                                                  EARNINGS PROTECTION GMDB                    GREATEST ANNIVERSARY VALUE
                                                            1.59%                                        1.79%

INVESTMENT OPTIONS:                         INCEPTION (11/05/01) TO DEC. 31, 2001        INCEPTION (11/05/01) TO DEC. 31, 2001
------------------------------------------------------------------------------------------------------------

USAZ ALLIANCE CAPITAL GROWTH AND INCOME

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.440                                      $10.436

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ ALLIANCE CAPITAL LARGE CAP GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.523                                      $10.520

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ ALLIANCE CAPITAL TECHNOLOGY

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.742                                      $10.739

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $17.548                                      $17.105

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN GROWTH AND INCOME SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $28.688                                      $27.964

Number of units outstanding at end of period                         0                                            2
------------------------------------------------------------------------------------------------------------

FRANKLIN HIGH INCOME

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $17.991                                      $17.537

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $27.918                                      $27.214

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

FRANKLIN LARGE CAP GROWTH SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $18.252                                      $18.046

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN REAL ESTATE

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $28.972                                      $28.241

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $24.796                                      $24.312

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $19.775                                      $19.533

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.683                                      $10.605

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN U.S. GOVERNMENT

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $21.212                                      $20.676

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

FRANKLIN ZERO COUPON 2005

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $27.004                                      $26.322

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

FRANKLIN ZERO COUPON 2010

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $28.756                                      $28.030

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

MUTUAL DISCOVERY SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $14.627                                      $14.478

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

MUTUAL SHARES SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $15.539                                      $15.380

Number of units outstanding at end of period                         0                                            4
------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $7.566                                       $7.449

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $17.599                                      $17.255

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $18.786                                      $18.495

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

USAZ TEMPLETON DEVELOPED MARKETS

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.224                                      $10.220

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $5.350                                       $5.339

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

SP JENNISON STRATEGIC PARTNERS FOCUSED GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $6.592                                       $6.579

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

PIMCO VIT HIGH YIELD BOND

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $9.904                                       $9.867

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $8.236                                       $8.205

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

PIMCO VIT TOTAL RETURN BOND

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $11.677                                      $11.632

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ PIMCO GROWTH AND INCOME

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.137                                      $10.134

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ PIMCO RENAISSANCE

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.992                                      $10.988

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ PIMCO VALUE

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.935                                      $10.931

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ MONEY MARKET

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                    $10.541                                      $10.501

Number of units outstanding at end of period                         0                                            1
------------------------------------------------------------------------------------------------------------

USAZ VAN KAMPEN AGGRESSIVE GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $8.014                                       $8.003

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ VAN KAMPEN COMSTOCK

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $9.318                                       $9.306

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ VAN KAMPEN EMERGING GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $9.122                                       $9.110

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ VAN KAMPEN GROWTH AND INCOME

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $9.655                                       $9.642

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------

USAZ VAN KAMPEN GROWTH

Unit value at beginning of period                                   NA                                           NA

Unit value at end of period                                     $9.508                                       $9.495

Number of units outstanding at end of period                         0                                            0
------------------------------------------------------------------------------------------------------------



There are no accumulation units shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM
International  Equity  Fund,  Davis  VA  Financial  Portfolio,  Davis  VA  Value
Portfolio,  Dreyfus  Small Cap Stock  Index  Fund,  Dreyfus  Stock  Index  Fund,
Oppenheimer  Global  Securities   Fund/VA,   Oppenheimer  High  Income  Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements ( to be filed by amendment)



      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement (4)
      4.   Individual  Variable  Annuity  Contract(1)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(1)
      4.b. Enhanced  Death  Benefit  Endorsement(1)
      5.   Application  for  Individual  Variable  Annuity  Contract(1)
      6.   (i)    Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not  Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
        c. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Allianz Life Insurance
           Company of North America (5)
        d. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc., and Allianz Life Insurance Company of North America.(7)
        e. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North
           America(6)
        f. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of North America (9)
        g. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (9)
        h. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (9)
        i. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        j. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        k. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (9)
        l. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and PIMCO
           Advisers L.P. (9)
        m. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (9)
        n. Form of Fund Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America (8)
        o. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance
           Company of North America (8)
        p. Form of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America (8)
        q. Form of Fund Participation Agreement between Dreyfus Investment
           Portfolios and Allianz Life Insurance Company of North America (10)
       9.   Opinion  and  Consent  of  Counsel ( to be filed by amendment)
      10.   Independent  Auditors'  Consent (to be filed by amendment)
      11.   Not  Applicable
      12.   Not  Applicable
      13.   Calculation  of  Performance  Data (10)
14. Company  Organizational  Chart (4)
15. Powers Of Attorney (11)


(1) Incorporated by reference to Registrant's Form N-4 electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's form N-4 electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(7) Incorporated by reference to Post-Effective Amendment No.18 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on
     April 26, 2001.
(8) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(9) Incorporated by reference to Post-Effective Amendment No.20 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 1, 2001.
(10) Incorporated by reference to Post-Effective Amendment No.21 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on
     April 24, 2002.
(11) Incorporated by reference to Post-Effective Amendment No.22 to Registrant's Form N-4 (Filed Nos. 333-06709 and 811-05618) electronically filed on August 29, 2002.

Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
------------------------------  ---------------------------------

Robert W. MacDonald             Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Mark A. Zesbaugh                Chief Executive Officer and
5701 Golden Hills Drive         Director
Minneapolis, MN 55416

Gabrielle Matzdorff             Sr. Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Denise Blizil                   Senior Vice President -
5701 Golden Hills Drive         Chief Administrative Officer
Minneapolis, MN 55416

Charles Kavitsky                President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416

Suzanne Pepin                   Senior Vice President -
5701 Golden Hills Drive         Chief Legal Officer
Minneapolis, MN 55416

Neil McKay                      Senior Vice President -
5701 Golden Hills Drive         Chief Actuary
Minneapolis, MN 55416

Paul M Saffert                  Director
Allianz of America Corp.
777 San Marin Drive
Novato, CA 94998

Michael Diekmann                Director
Allianz AG
Koeniginstrausse 28
D-80802
Munich, Germany

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart was filed as Exhibit 14 (File Nos. 333-06709 and 811-05618) in Post-Effective Amendment No. 24 filed April 27, 2000 and is incorporated herein by reference.

Item  27.        Number  of  Contract  Owners

As of January 31, 2003 there were 7,377 qualified Contract Owners and 16,493 non-qualified Contract Owners with Contracts in the separate account

Item  28.        Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters


    a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                          Allianz  Life  Variable  Account  A
                          Allianz  Life of NY Variable Account  C

     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:

                        Positions and Offices
Business Address        with Underwriter

----------------------  ----------------------

Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carol B.Shaw               Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Dave Schliesman            Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Myron Rothstein            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Patrick Allen              Divisional VP - NE
5701 Golden Hills Drive
Minneapolis, MN  55416

Edward Barrett             Divisional VP - SE
5701 Golden Hills Drive
Minneapolis, MN  55416

Kevin Rooney               Divisional VP - MID
5701 Golden Hills Drive
Minneapolis, MN  55416

Gerald Boucher             Divisional VP - W
5701 Golden Hills Drive
Minneapolis, MN  55416

Chris Johnston             Divisional VP - Wirehouse
5701 Golden Hills Drive
Minneapolis, MN  55416

Wayne Peterson             Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN  55416

Stewart Gregg              Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416

Jan Witort                 Assistant Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416



     c. Not Applicable

Item  30.        Location  of  Accounts  and  Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                             REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 10th day of February, 2003.

                                         ALLIANZ  LIFE
                                         VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                         By:/s/  STEWART GREGG
                                            --------------------------------
                                                 Senior Counsel



                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:/s/  STEWART GREGG
                                             ------------------------------
                                                  Senior Counsel






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

Robert W. MacDonald*       Chairman of the Board                     02/10/2003
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer      02/10/2003
Mark A. Zesbaugh

Michael P. Sullivan*       Director                                  02/10/2003
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  02/10/2003
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director                                  02/10/2003
Rev. Dennis J. Dease

James R. Campbell*         Director                                  02/10/2003
James R. Campbell

Robert M. Kimmitt*         Director                                  02/10/2003
Robert M. Kimmitt

Michael Diekmann*          Director                                  02/10/2003
Michael Diekmann

Paul M Saffert*            Director                                  02/10/2003
Paul M Saffert

Gabrielle Matzdorff*       Sr. Vice President and                    02/10/2003
Gabrielle Matzdorff        Chief Financial Officer

Charles Kavitsky*          President and                             02/10/2003
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and                    02/10/2003
Denise Blizil              Chief Administrative Officer




                                         *By    Power  of  Attorney



                                          By:  /s/ STEWART GREGG
                                              --------------------------------
                                              Stewart Gregg
                                              Attorney-in-Fact

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 24

                                       TO

                                   FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



                                INDEX TO EXHIBITS



EXHIBIT


EX-99.B9     Opinion and Consent of Counsel ( to be filed by amendment)

EX-99.B10    Independent Auditors' Consent  ( to be filed by amendment)